Portfolio of Investments
Columbia Convertible Securities Fund, May 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 2.6%
Issuer	Shares	Value ($)
Consumer Discretionary 0.3%
Internet & Direct Marketing Retail 0.3%
Expedia Group, Inc.	35,000	4,025,000
Total Consumer Discretionary		4,025,000
Energy 0.2%
Oil, Gas & Consumable Fuels 0.2%
Ascent Resources, Class B(a),(b),(c)	10,248,729	2,295,715
Total Energy		2,295,715
Health Care 0.6%
Health Care Providers & Services 0.6%
Anthem, Inc.	25,000	6,949,500
Total Health Care		6,949,500
Information Technology 1.5%
Semiconductors & Semiconductor Equipment 1.2%
Lam Research Corp.	53,000	9,254,330
NXP Semiconductors NV	57,000	5,025,120
Total		14,279,450
Technology Hardware, Storage & Peripherals 0.3%
Western Digital Corp.	110,000	4,094,200
Total Information Technology		18,373,650
Total Common Stocks (Cost $24,923,403)		31,643,865

Convertible Bonds(d) 74.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.8%
Aerojet Rocketdyne Holdings, Inc.
12/15/2023	2.250%	6,000,000	9,517,188
Airlines 0.3%
Air Transport Services Group, Inc.
10/15/2024	1.125%	4,000,000	3,860,118
Cable and Satellite 2.5%
DISH Network Corp.
03/15/2024	2.375%	26,000,000	22,556,622
08/15/2026	3.375%	8,000,000	7,351,031
Total			29,907,653
Convertible Bonds(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 1.5%
Booking Holdings, Inc.
06/15/2020	0.350%	6,500,000	8,383,965
Chegg, Inc.(e)
03/15/2025	0.125%	10,000,000	9,727,663
Total			18,111,628
Electric 0.8%
NRG Energy, Inc.(e)
06/01/2048	2.750%	9,000,000	9,263,880
Finance Companies 2.3%
Ares Capital Corp.
03/01/2024	4.625%	6,000,000	6,090,000
Encore Capital Europe Finance Ltd.
09/01/2023	4.500%	6,000,000	6,102,296
iStar, Inc.
09/15/2022	3.125%	6,500,000	6,354,808
LendingTree, Inc.
06/01/2022	0.625%	4,800,000	9,069,880
Total			27,616,984
Gaming 1.2%
Caesars Entertainment Corp.
10/01/2024	5.000%	10,500,000	14,895,917
Health Care 4.7%
DexCom, Inc.(e)
12/01/2023	0.750%	12,000,000	12,653,226
Exact Sciences Corp.
03/15/2027	0.375%	10,500,000	12,106,942
Insulet Corp.
11/15/2024	1.375%	10,000,000	13,324,789
Invacare Corp.
02/15/2021	5.000%	5,600,000	4,673,128
Novavax, Inc.
02/01/2023	3.750%	9,700,000	3,807,250
Teladoc Health, Inc.
05/15/2025	1.375%	7,500,000	10,042,653
Total			56,607,988
Home Construction 1.1%
KBR, Inc.(e)
11/01/2023	2.500%	5,500,000	6,000,546
Columbia Convertible Securities Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Convertible Securities Fund, May 31, 2019 (Unaudited)
Convertible Bonds(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SunPower Corp.
01/15/2023	4.000%	8,030,000	6,669,919
Total			12,670,465
Independent Energy 1.4%
Chesapeake Energy Corp.
09/15/2026	5.500%	14,000,000	11,340,000
PDC Energy, Inc.
09/15/2021	1.125%	6,500,000	5,931,490
Total			17,271,490
Leisure 0.5%
World Wrestling Entertainment, Inc.
12/15/2023	3.375%	1,800,000	5,407,190
Life Insurance 0.7%
AXA SA(e)
05/15/2021	7.250%	8,500,000	8,657,930
Lodging 0.6%
Marriott Vacations Worldwide Corp.
09/15/2022	1.500%	7,000,000	6,585,981
Media and Entertainment 2.2%
Bilibili, Inc.(e)
04/01/2026	1.375%	6,500,000	5,428,933
Liberty Media Corp.(e)
03/31/2048	2.125%	12,500,000	11,859,375
12/01/2048	2.250%	8,000,000	8,616,712
Total			25,905,020
Metals and Mining 0.5%
Endeavour Mining Corp.(e)
02/15/2023	3.000%	6,500,000	6,146,400
Midstream 0.4%
Scorpio Tankers, Inc.(e)
07/01/2019	2.375%	4,790,000	4,768,252
Other Industry 0.7%
Green Plains, Inc.
09/01/2022	4.125%	9,500,000	8,609,850
Other REIT 2.1%
Blackstone Mortgage Trust, Inc.
05/05/2022	4.375%	12,000,000	12,267,622
IH Merger Sub LLC
01/15/2022	3.500%	10,500,000	12,425,080
Total			24,692,702
Convertible Bonds(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Pharmaceuticals 12.1%
Acorda Therapeutics, Inc.
06/15/2021	1.750%		7,000,000	6,107,500
Aegerion Pharmaceuticals, Inc.
08/15/2019	2.000%		4,460,000	3,099,700
Alder Biopharmaceuticals, Inc.
02/01/2025	2.500%		7,000,000	6,138,125
Array BioPharma, Inc.(e)
12/01/2024	2.625%		3,200,000	5,986,165
BioMarin Pharmaceutical, Inc.
08/01/2024	0.599%		11,500,000	11,628,728
Canopy Growth Corp.(e)
07/15/2023	4.250%	CAD	3,000,000	2,985,351
Clovis Oncology, Inc.
05/01/2025	1.250%		15,500,000	10,228,998
Dermira, Inc.
05/15/2022	3.000%		10,500,000	9,075,938
Illumina, Inc.
06/15/2021	0.500%		6,500,000	8,828,463
ImmunoGen, Inc.
07/01/2021	4.500%		1,000,000	847,411
Innoviva, Inc.
Subordinated
01/15/2023	2.125%		6,000,000	6,099,729
Insmed, Inc.
01/15/2025	1.750%		10,000,000	9,396,240
Intercept Pharmaceuticals, Inc.
07/01/2023	3.250%		8,500,000	7,770,928
05/15/2026	2.000%		4,000,000	4,043,032
Medicines Co. (The)
07/15/2023	2.750%		13,500,000	13,025,005
PTC Therapeutics, Inc.
08/15/2022	3.000%		5,800,000	6,202,375
Radius Health, Inc.
09/01/2024	3.000%		11,000,000	9,442,567
Sarepta Therapeutics, Inc.
11/15/2024	1.500%		5,000,000	8,850,595
Supernus Pharmaceuticals, Inc.
04/01/2023	0.625%		9,500,000	8,999,910
Tilray, Inc.(e)
10/01/2023	5.000%		7,250,000	5,940,358
Total				144,697,118
Property & Casualty 1.1%
Heritage Insurance Holdings, Inc.
08/01/2037	5.875%		4,200,000	4,970,685

2	Columbia Convertible Securities Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Convertible Securities Fund, May 31, 2019 (Unaudited)
Convertible Bonds(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MGIC Investment Corp.(e),(f)
Junior Subordinated
04/01/2063	9.000%	6,070,000	7,969,364
Total			12,940,049
Retailers 1.6%
GNC Holdings, Inc.
08/15/2020	1.500%	6,000,000	4,950,000
Guess?, Inc.(e)
04/15/2024	2.000%	6,500,000	5,992,187
Restoration Hardware, Inc.(e),(g)
06/15/2023	0.000%	11,000,000	8,731,250
Total			19,673,437
Technology 32.1%
Akamai Technologies, Inc.
05/01/2025	0.125%	10,500,000	10,785,366
Atlassian, Inc.
05/01/2023	0.625%	6,500,000	10,651,505
Boingo Wireless, Inc.(e)
10/01/2023	1.000%	10,500,000	8,880,642
Coupa Software, Inc.(e)
01/15/2023	0.375%	3,500,000	8,680,000
CSG Systems International, Inc.
03/15/2036	4.250%	5,500,000	5,886,393
Cypress Semiconductor Corp.
01/15/2022	4.500%	7,500,000	10,566,142
DocuSign, Inc.(e)
09/15/2023	0.500%	8,500,000	9,042,425
Electronics for Imaging, Inc.(e)
11/15/2023	2.250%	6,000,000	7,065,892
Euronet Worldwide, Inc.(e)
03/15/2049	0.750%	11,000,000	12,706,331
Guidewire Software, Inc.
03/15/2025	1.250%	8,000,000	8,798,841
IAC Financeco 2, Inc.(e)
06/15/2026	0.875%	7,500,000	7,481,550
IAC FinanceCo, Inc.(e)
10/01/2022	0.875%	3,800,000	5,806,266
Intel Corp.
Junior Subordinated
08/01/2039	3.250%	2,800,000	6,059,116
InterDigital, Inc.(e),(h)
06/01/2024	2.000%	7,000,000	7,069,440
MercadoLibre, Inc.(e)
08/15/2028	2.000%	6,500,000	9,477,813
Convertible Bonds(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Microchip Technology, Inc.
02/15/2027	1.625%	20,000,000	21,810,195
Junior Subordinated
02/15/2037	2.250%	20,000,000	21,706,604
MongoDB, Inc.(e)
06/15/2024	0.750%	3,500,000	7,435,313
New Relic, Inc.
05/01/2023	0.500%	8,000,000	9,153,737
Okta, Inc.
02/15/2023	0.250%	3,800,000	9,110,594
ON Semiconductor Corp.
10/15/2023	1.625%	11,500,000	13,062,177
Palo Alto Networks, Inc.(e)
07/01/2023	0.750%	23,000,000	23,787,458
Pluralsight, Inc.(e)
03/01/2024	0.375%	8,500,000	9,180,754
Pure Storage, Inc.
04/15/2023	0.125%	8,500,000	8,122,150
Rapid7, Inc.(e)
08/01/2023	1.250%	5,000,000	7,059,298
ServiceNow, Inc.(g)
06/01/2022	0.000%	7,000,000	13,776,533
Splunk, Inc.(e)
09/15/2025	1.125%	14,500,000	15,443,636
Square, Inc.(e)
05/15/2023	0.500%	21,500,000	23,700,525
Tabula Rasa HealthCare, Inc.(e)
02/15/2026	1.750%	6,000,000	5,723,181
Teradyne, Inc.
12/15/2023	1.250%	6,200,000	9,105,537
Twilio, Inc.
06/01/2023	0.250%	6,500,000	12,679,062
Veeco Instruments, Inc.
01/15/2023	2.700%	7,000,000	6,046,600
Verastem, Inc.
11/01/2048	5.000%	6,500,000	3,358,102
Vishay Intertechnology, Inc.(e)
06/15/2025	2.250%	13,500,000	11,968,787
Workday, Inc.
10/01/2022	0.250%	10,500,000	15,610,297
Zendesk, Inc.
03/15/2023	0.250%	6,000,000	8,802,111
Total			385,600,373
Tobacco 0.4%
Vector Group Ltd.(f)
04/15/2020	1.750%	4,720,000	4,809,674

Columbia Convertible Securities Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Convertible Securities Fund, May 31, 2019 (Unaudited)
Convertible Bonds(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 0.5%
Gogo, Inc.(e)
05/15/2022	6.000%	5,500,000	5,642,290
Wirelines 2.0%
GCI Liberty, Inc.(e)
09/30/2046	1.750%	13,500,000	15,222,028
RingCentral, Inc.(g)
03/15/2023	0.000%	6,000,000	9,349,848
Total			24,571,876
Total Convertible Bonds (Cost $842,811,605)			888,431,453

Convertible Preferred Stocks 20.3%
Issuer		Shares	Value ($)
Consumer Staples 1.5%
Food Products 1.0%
Bunge Ltd.	4.875%	125,000	12,197,807
Household Products 0.5%
Energizer Holdings, Inc.	7.500%	65,000	5,936,174
Total Consumer Staples			18,133,981
Energy 0.3%
Energy Equipment & Services 0.3%
Nabors Industries Ltd.	6.000%	190,000	3,798,100
Total Energy			3,798,100
Financials 3.8%
Banks 2.6%
Bank of America Corp.	7.250%	23,000	30,660,380
Capital Markets 0.4%
Cowen, Inc.	5.625%	6,200	5,230,337
Insurance 0.8%
Assurant, Inc.	6.500%	87,500	9,354,625
Total Financials			45,245,342
Health Care 4.4%
Health Care Equipment & Supplies 3.4%
Becton Dickinson and Co.	6.125%	375,000	21,795,000
Danaher Corp.	4.750%	17,500	18,352,250
Total			40,147,250
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Life Sciences Tools & Services 1.0%
Avantor, Inc.	6.250%	200,000	12,272,000
Total Health Care			52,419,250
Industrials 2.5%
Machinery 2.5%
Colfax Corp.	5.750%	50,000	5,797,202
Fortive Corp.	5.000%	18,000	17,757,193
Rexnord Corp.	5.750%	110,000	6,042,139
Total			29,596,534
Total Industrials			29,596,534
Information Technology 0.5%
Electronic Equipment, Instruments & Components 0.5%
Belden, Inc.	6.750%	85,000	5,888,800
Total Information Technology			5,888,800
Materials 0.8%
Chemicals 0.8%
International Flavors & Fragrances, Inc.	6.000%	175,000	9,046,763
Total Materials			9,046,763
Real Estate 2.0%
Equity Real Estate Investment Trusts (REITS) 2.0%
Crown Castle International Corp.	6.875%	13,000	15,367,122
QTS Realty Trust, Inc.	6.500%	82,500	9,172,350
Total			24,539,472
Total Real Estate			24,539,472
Utilities 4.5%
Electric Utilities 1.5%
American Electric Power Co., Inc.	6.125%	350,000	18,349,030
Multi-Utilities 2.2%
CenterPoint Energy, Inc.	7.000%	250,000	12,512,500
DTE Energy Co.	6.500%	250,000	13,886,185
Total			26,398,685
Water Utilities 0.8%
Aqua America, Inc.	6.000%	170,000	9,442,344
Total Utilities			54,190,059
Total Convertible Preferred Stocks (Cost $237,385,983)			242,858,301

4	Columbia Convertible Securities Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Convertible Securities Fund, May 31, 2019 (Unaudited)
Equity-Linked Notes 0.7%
Issuer	Coupon Rate	Shares	Value ($)
Credit Suisse AG(e)
(linked to common stock of Stanley Black & Decker, Inc.)
05/15/2020	6.000%	69,050	8,722,564
Total Equity-Linked Notes (Cost $10,002,583)			8,722,564

Money Market Funds 2.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.497%(i),(j)	32,471,234	32,467,987
Total Money Market Funds (Cost $32,467,987)		32,467,987
Total Investments in Securities (Cost: $1,147,591,561)		1,204,124,170
Other Assets & Liabilities, Net		(4,519,363)
Net Assets		1,199,604,807
Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2019, the total value of these securities amounted to $2,295,715, which represents 0.19% of total net assets.
(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(e)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At May 31, 2019, the total value of these securities amounted to $330,823,785, which represents 27.58% of total net assets.
(f)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of May 31, 2019.
(g)	Zero coupon bond.
(h)	Represents a security purchased on a when-issued basis.
(i)	The rate shown is the seven-day current annualized yield at May 31, 2019.
(j)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.497%
	51,277,519	126,565,250	(145,371,535)	32,471,234	(121)	—	193,947	32,467,987
Currency Legend
CAD	Canada Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Convertible Securities Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Convertible Securities Fund, May 31, 2019 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
6	Columbia Convertible Securities Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Convertible Securities Fund, May 31, 2019 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	4,025,000	—	—	—	4,025,000
Energy	—	—	2,295,715	—	2,295,715
Health Care	6,949,500	—	—	—	6,949,500
Information Technology	18,373,650	—	—	—	18,373,650
Total Common Stocks	29,348,150	—	2,295,715	—	31,643,865
Convertible Bonds	—	888,431,453	—	—	888,431,453
Convertible Preferred Stocks
Consumer Staples	—	18,133,981	—	—	18,133,981
Energy	—	3,798,100	—	—	3,798,100
Financials	30,660,380	14,584,962	—	—	45,245,342
Health Care	—	52,419,250	—	—	52,419,250
Industrials	—	29,596,534	—	—	29,596,534
Information Technology	—	5,888,800	—	—	5,888,800
Materials	—	9,046,763	—	—	9,046,763
Real Estate	—	24,539,472	—	—	24,539,472
Utilities	—	54,190,059	—	—	54,190,059
Total Convertible Preferred Stocks	30,660,380	212,197,921	—	—	242,858,301
Equity-Linked Notes	—	8,722,564	—	—	8,722,564
Money Market Funds	—	—	—	32,467,987	32,467,987
Total Investments in Securities	60,008,530	1,109,351,938	2,295,715	32,467,987	1,204,124,170
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the Fund’s pro-rata interest in the company’s capital balance, estimated earnings of the respective company, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement. Generally, a change in the fund’s pro-rata interest would result in a change to the company’s capital balance.
Columbia Convertible Securities Fund | Quarterly Report 2019	7

Portfolio of Investments
Columbia Select Large Cap Equity Fund, May 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.1%
Issuer	Shares	Value ($)
Communication Services 10.5%
Entertainment 3.4%
Electronic Arts, Inc.(a)	90,066	8,383,343
Walt Disney Co. (The)	108,462	14,321,323
Total		22,704,666
Interactive Media & Services 4.2%
Alphabet, Inc., Class C(a)	26,093	28,797,018
Media 1.8%
Discovery, Inc., Class A(a)	301,078	8,207,386
DISH Network Corp., Class A(a)	105,883	3,823,435
Total		12,030,821
Wireless Telecommunication Services 1.1%
T-Mobile U.S.A., Inc.(a)	106,021	7,786,182
Total Communication Services		71,318,687
Consumer Discretionary 8.8%
Automobiles 1.3%
General Motors Co.	266,130	8,872,774
Internet & Direct Marketing Retail 4.2%
Amazon.com, Inc.(a)	16,001	28,402,895
Specialty Retail 2.4%
Home Depot, Inc. (The)	86,106	16,347,224
Textiles, Apparel & Luxury Goods 0.9%
Canada Goose Holdings, Inc.(a)	63,615	2,140,645
Tapestry, Inc.	140,794	4,021,077
Total		6,161,722
Total Consumer Discretionary		59,784,615
Consumer Staples 7.5%
Beverages 2.4%
PepsiCo, Inc.	126,131	16,144,768
Food Products 1.8%
Mondelez International, Inc., Class A	244,098	12,412,383
Household Products 1.3%
Kimberly-Clark Corp.	71,142	9,098,351
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 2.0%
Philip Morris International, Inc.	172,048	13,270,062
Total Consumer Staples		50,925,564
Energy 4.8%
Energy Equipment & Services 0.5%
Helmerich & Payne, Inc.	62,336	3,048,854
Oil, Gas & Consumable Fuels 4.3%
Cimarex Energy Co.	59,648	3,411,269
EOG Resources, Inc.	90,961	7,447,886
Suncor Energy, Inc.	296,796	9,141,317
Valero Energy Corp.	127,942	9,007,117
Total		29,007,589
Total Energy		32,056,443
Financials 11.7%
Banks 8.0%
Bank of America Corp.	724,080	19,260,528
Citigroup, Inc.	221,785	13,783,938
JPMorgan Chase & Co.	165,411	17,526,949
Popular, Inc.	68,070	3,553,935
Total		54,125,350
Insurance 3.7%
Allstate Corp. (The)	136,547	13,041,604
Prudential Financial, Inc.	130,997	12,101,503
Total		25,143,107
Total Financials		79,268,457
Health Care 13.5%
Biotechnology 2.1%
Alexion Pharmaceuticals, Inc.(a)	49,028	5,573,503
BioMarin Pharmaceutical, Inc.(a)	53,460	4,396,550
Vertex Pharmaceuticals, Inc.(a)	26,655	4,429,528
Total		14,399,581
Health Care Equipment & Supplies 3.1%
Abbott Laboratories	147,717	11,245,695
Baxter International, Inc.	135,142	9,924,829
Total		21,170,524
Columbia Select Large Cap Equity Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Select Large Cap Equity Fund, May 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 1.1%
Agilent Technologies, Inc.	107,799	7,227,923
Pharmaceuticals 7.2%
Allergan PLC	45,128	5,501,554
Bristol-Myers Squibb Co.	121,758	5,524,160
Johnson & Johnson	153,404	20,118,935
Pfizer, Inc.	420,079	17,441,680
Total		48,586,329
Total Health Care		91,384,357
Industrials 10.0%
Aerospace & Defense 3.7%
L3 Technologies, Inc.	50,069	12,119,702
Northrop Grumman Corp.	41,533	12,594,882
Total		24,714,584
Airlines 1.7%
Delta Air Lines, Inc.	228,555	11,770,583
Machinery 1.3%
Ingersoll-Rand PLC	74,028	8,760,474
Road & Rail 3.3%
Norfolk Southern Corp.	50,865	9,925,796
Union Pacific Corp.	74,904	12,492,489
Total		22,418,285
Total Industrials		67,663,926
Information Technology 19.7%
Communications Equipment 2.3%
Cisco Systems, Inc.	297,881	15,498,748
IT Services 4.0%
International Business Machines Corp.	89,133	11,319,000
MasterCard, Inc., Class A	63,574	15,988,225
Total		27,307,225
Semiconductors & Semiconductor Equipment 3.4%
Broadcom, Inc.	42,538	10,704,262
NVIDIA Corp.	40,775	5,523,382
NXP Semiconductors NV	72,750	6,413,640
Total		22,641,284
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 7.9%
Adobe, Inc.(a)	43,578	11,805,280
Microsoft Corp.	281,812	34,854,508
Palo Alto Networks, Inc.(a)	33,959	6,796,555
Total		53,456,343
Technology Hardware, Storage & Peripherals 2.1%
Apple, Inc.(b)	82,727	14,483,016
Total Information Technology		133,386,616
Materials 2.5%
Chemicals 1.1%
Dow, Inc.	159,747	7,469,770
Metals & Mining 1.4%
Barrick Gold Corp.	568,193	7,056,957
Steel Dynamics, Inc.	100,527	2,528,254
Total		9,585,211
Total Materials		17,054,981
Real Estate 4.1%
Equity Real Estate Investment Trusts (REITS) 4.1%
American Tower Corp.	50,253	10,491,319
Equity LifeStyle Properties, Inc.	76,933	9,359,669
Host Hotels & Resorts, Inc.	430,255	7,791,918
Total		27,642,906
Total Real Estate		27,642,906
Utilities 4.0%
Electric Utilities 2.8%
American Electric Power Co., Inc.	107,892	9,291,659
Xcel Energy, Inc.	164,063	9,407,372
Total		18,699,031
Multi-Utilities 1.2%
Ameren Corp.	112,702	8,265,565
Total Utilities		26,964,596
Total Common Stocks (Cost $520,217,739)		657,451,148

2	Columbia Select Large Cap Equity Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Select Large Cap Equity Fund, May 31, 2019 (Unaudited)
Money Market Funds 2.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.497%(c),(d)	19,033,404	19,031,500
Total Money Market Funds (Cost $19,031,500)		19,031,500
Total Investments in Securities (Cost: $539,249,239)		676,482,648
Other Assets & Liabilities, Net		788,507
Net Assets		677,271,155
At May 31, 2019, securities and/or cash totaling $1,102,941 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	123	06/2019	USD	16,928,490	—	(665,215)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at May 31, 2019.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.497%
	12,897,378	43,270,012	(37,133,986)	19,033,404	18	—	100,968	19,031,500
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Columbia Select Large Cap Equity Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Select Large Cap Equity Fund, May 31, 2019 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	71,318,687	—	—	—	71,318,687
Consumer Discretionary	59,784,615	—	—	—	59,784,615
Consumer Staples	50,925,564	—	—	—	50,925,564
Energy	32,056,443	—	—	—	32,056,443
Financials	79,268,457	—	—	—	79,268,457
Health Care	91,384,357	—	—	—	91,384,357
Industrials	67,663,926	—	—	—	67,663,926
Information Technology	133,386,616	—	—	—	133,386,616
Materials	17,054,981	—	—	—	17,054,981
Real Estate	27,642,906	—	—	—	27,642,906
Utilities	26,964,596	—	—	—	26,964,596
Total Common Stocks	657,451,148	—	—	—	657,451,148
Money Market Funds	—	—	—	19,031,500	19,031,500
Total Investments in Securities	657,451,148	—	—	19,031,500	676,482,648
Investments in Derivatives
Liability
Futures Contracts	(665,215)	—	—	—	(665,215)
Total	656,785,933	—	—	19,031,500	675,817,433
4	Columbia Select Large Cap Equity Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Select Large Cap Equity Fund, May 31, 2019 (Unaudited)
Fair value measurements  (continued)
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Select Large Cap Equity Fund | Quarterly Report 2019	5

Portfolio of Investments
Columbia Large Cap Enhanced Core Fund, May 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.5%
Issuer	Shares	Value ($)
Communication Services 10.4%
Diversified Telecommunication Services 1.9%
AT&T, Inc.	46,900	1,434,202
Verizon Communications, Inc.	151,900	8,255,765
Total		9,689,967
Entertainment 1.0%
Electronic Arts, Inc.(a)	45,000	4,188,600
Walt Disney Co. (The)	9,900	1,307,196
Total		5,495,796
Interactive Media & Services 6.1%
Alphabet, Inc., Class A(a)	16,605	18,373,433
Facebook, Inc., Class A(a)	75,000	13,310,250
TripAdvisor, Inc.(a)	9,600	405,792
Total		32,089,475
Media 1.4%
Comcast Corp., Class A	174,000	7,134,000
Total Communication Services		54,409,238
Consumer Discretionary 9.5%
Automobiles 0.6%
Harley-Davidson, Inc.	96,600	3,160,752
Diversified Consumer Services 0.7%
H&R Block, Inc.	143,800	3,774,750
Hotels, Restaurants & Leisure 1.7%
Darden Restaurants, Inc.	23,800	2,768,416
Starbucks Corp.	77,200	5,871,832
Total		8,640,248
Internet & Direct Marketing Retail 2.6%
Amazon.com, Inc.(a)	7,620	13,526,033
Multiline Retail 0.4%
Kohl’s Corp.	36,100	1,780,452
Specialty Retail 2.5%
Advance Auto Parts, Inc.	16,100	2,495,500
AutoZone, Inc.(a)	3,000	3,081,330
Foot Locker, Inc.	44,200	1,739,270
Common Stocks (continued)
Issuer	Shares	Value ($)
Home Depot, Inc. (The)	12,600	2,392,110
Lowe’s Companies, Inc.	37,900	3,535,312
Total		13,243,522
Textiles, Apparel & Luxury Goods 1.0%
Nike, Inc., Class B	70,000	5,399,800
Total Consumer Discretionary		49,525,557
Consumer Staples 7.5%
Beverages 0.6%
Coca-Cola Co. (The)	15,900	781,167
PepsiCo, Inc.	16,600	2,124,800
Total		2,905,967
Food & Staples Retailing 2.5%
Kroger Co. (The)	146,200	3,334,822
Walgreens Boots Alliance, Inc.	81,700	4,031,078
Walmart, Inc.	57,700	5,853,088
Total		13,218,988
Food Products 0.9%
Mondelez International, Inc., Class A	96,600	4,912,110
Household Products 1.3%
Kimberly-Clark Corp.	37,000	4,731,930
Procter & Gamble Co. (The)	19,200	1,975,872
Total		6,707,802
Tobacco 2.2%
Altria Group, Inc.	110,300	5,411,318
Philip Morris International, Inc.	77,200	5,954,436
Total		11,365,754
Total Consumer Staples		39,110,621
Energy 4.7%
Oil, Gas & Consumable Fuels 4.7%
Chevron Corp.	73,400	8,356,590
ConocoPhillips Co.	82,700	4,875,992
Devon Energy Corp.	23,300	586,228
Exxon Mobil Corp.	48,100	3,404,037
HollyFrontier Corp.	84,300	3,201,714
Columbia Large Cap Enhanced Core Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Large Cap Enhanced Core Fund, May 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Marathon Oil Corp.	245,100	3,223,065
Valero Energy Corp.	10,600	746,240
Total		24,393,866
Total Energy		24,393,866
Financials 12.4%
Banks 5.1%
Bank of America Corp.	289,900	7,711,340
Citigroup, Inc.	109,600	6,811,640
Citizens Financial Group, Inc.	14,900	485,442
Comerica, Inc.	47,400	3,262,068
JPMorgan Chase & Co.	40,100	4,248,996
Wells Fargo & Co.	17,800	789,786
Zions Bancorp	79,800	3,436,986
Total		26,746,258
Capital Markets 2.9%
Bank of New York Mellon Corp. (The)	95,700	4,085,433
Franklin Resources, Inc.	111,100	3,535,202
Intercontinental Exchange, Inc.	56,700	4,661,307
Morgan Stanley	17,500	712,075
MSCI, Inc.	10,500	2,310,105
Total		15,304,122
Consumer Finance 0.9%
Capital One Financial Corp.	51,200	4,396,544
Diversified Financial Services 1.0%
Berkshire Hathaway, Inc., Class B(a)	26,700	5,271,114
Insurance 2.5%
Marsh & McLennan Companies, Inc.	9,900	946,440
MetLife, Inc.	100,000	4,621,000
Prudential Financial, Inc.	47,400	4,378,812
Unum Group	102,400	3,224,576
Total		13,170,828
Total Financials		64,888,866
Health Care 14.0%
Biotechnology 2.1%
AbbVie, Inc.	10,800	828,468
Alexion Pharmaceuticals, Inc.(a)	20,900	2,375,912
Amgen, Inc.	7,300	1,216,910
Gilead Sciences, Inc.	41,800	2,602,050
Common Stocks (continued)
Issuer	Shares	Value ($)
Regeneron Pharmaceuticals, Inc.(a)	3,150	950,418
Vertex Pharmaceuticals, Inc.(a)	18,800	3,124,184
Total		11,097,942
Health Care Equipment & Supplies 2.4%
Abbott Laboratories	55,300	4,209,989
Baxter International, Inc.	59,100	4,340,304
Dentsply Sirona, Inc.	38,000	2,047,060
Hologic, Inc.(a)	43,200	1,901,232
Total		12,498,585
Health Care Providers & Services 2.9%
AmerisourceBergen Corp.	42,300	3,293,478
Cardinal Health, Inc.	81,300	3,420,291
Cigna Corp.	18,500	2,738,370
McKesson Corp.	33,400	4,079,476
UnitedHealth Group, Inc.	6,500	1,571,700
Total		15,103,315
Life Sciences Tools & Services 0.3%
IQVIA Holdings, Inc.(a)	12,500	1,698,125
Pharmaceuticals 6.3%
Allergan PLC	29,000	3,535,390
Bristol-Myers Squibb Co.	113,200	5,135,884
Eli Lilly & Co.	23,100	2,678,214
Johnson & Johnson	85,100	11,160,865
Merck & Co., Inc.	101,900	8,071,499
Perrigo Co. PLC	11,500	483,230
Pfizer, Inc.	35,600	1,478,112
Total		32,543,194
Total Health Care		72,941,161
Industrials 9.3%
Aerospace & Defense 1.7%
Boeing Co. (The)	21,050	7,190,891
Harris Corp.	9,800	1,834,462
Total		9,025,353
Airlines 0.7%
Southwest Airlines Co.	76,400	3,636,640
Building Products 0.7%
Masco Corp.	98,600	3,443,112

2	Columbia Large Cap Enhanced Core Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Large Cap Enhanced Core Fund, May 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial Conglomerates 2.1%
3M Co.	33,800	5,399,550
Honeywell International, Inc.	35,100	5,767,281
Total		11,166,831
Machinery 1.8%
Cummins, Inc.	25,300	3,814,228
Illinois Tool Works, Inc.	30,500	4,259,020
Parker-Hannifin Corp.	8,400	1,279,488
Total		9,352,736
Professional Services 0.7%
Robert Half International, Inc.	65,100	3,493,266
Road & Rail 1.6%
CSX Corp.	65,400	4,870,338
Union Pacific Corp.	22,600	3,769,228
Total		8,639,566
Total Industrials		48,757,504
Information Technology 21.4%
Communications Equipment 2.3%
Cisco Systems, Inc.	170,900	8,891,927
F5 Networks, Inc.(a)	23,800	3,143,504
Total		12,035,431
IT Services 5.8%
MasterCard, Inc., Class A	36,700	9,229,683
PayPal Holdings, Inc.(a)	58,900	6,464,275
VeriSign, Inc.(a)	22,200	4,328,556
Visa, Inc., Class A	63,600	10,260,588
Total		30,283,102
Semiconductors & Semiconductor Equipment 2.8%
Analog Devices, Inc.	23,800	2,299,556
Broadcom, Inc.	22,100	5,561,244
Intel Corp.	23,800	1,048,152
Lam Research Corp.	22,800	3,981,108
Qorvo, Inc.(a)	30,600	1,872,108
Total		14,762,168
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 7.0%
Adobe, Inc.(a)	25,100	6,799,590
Fortinet, Inc.(a)	45,400	3,290,592
Intuit, Inc.	21,400	5,239,790
Microsoft Corp.(b)	172,700	21,359,536
Total		36,689,508
Technology Hardware, Storage & Peripherals 3.5%
Apple, Inc.	81,975	14,351,363
HP, Inc.	213,500	3,988,180
Total		18,339,543
Total Information Technology		112,109,752
Materials 2.1%
Chemicals 1.4%
Celanese Corp., Class A	5,300	503,129
CF Industries Holdings, Inc.	10,100	406,424
LyondellBasell Industries NV, Class A	45,900	3,408,075
Mosaic Co. (The)	144,200	3,095,974
Total		7,413,602
Metals & Mining 0.7%
Nucor Corp.	70,200	3,369,600
Total Materials		10,783,202
Real Estate 2.8%
Equity Real Estate Investment Trusts (REITS) 2.8%
American Tower Corp.	28,500	5,949,945
Host Hotels & Resorts, Inc.	204,100	3,696,251
Kimco Realty Corp.	29,300	509,820
Simon Property Group, Inc.	26,800	4,344,012
Total		14,500,028
Total Real Estate		14,500,028
Utilities 3.4%
Electric Utilities 1.0%
Exelon Corp.	92,300	4,437,784
Pinnacle West Capital Corp.	9,400	882,754
Total		5,320,538
Independent Power and Renewable Electricity Producers 1.3%
AES Corp. (The)	222,600	3,517,080
NRG Energy, Inc.	96,200	3,274,648
Total		6,791,728

Columbia Large Cap Enhanced Core Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Large Cap Enhanced Core Fund, May 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 1.1%
Ameren Corp.	53,400	3,916,356
Public Service Enterprise Group, Inc.	28,800	1,692,288
Total		5,608,644
Total Utilities		17,720,910
Total Common Stocks (Cost $424,293,045)		509,140,705

Money Market Funds 2.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.497%(c),(d)	14,112,259	14,110,848
Total Money Market Funds (Cost $14,110,848)		14,110,848
Total Investments in Securities (Cost: $438,403,893)		523,251,553
Other Assets & Liabilities, Net		(913,960)
Net Assets		522,337,593

At May 31, 2019, securities and/or cash totaling $1,051,280 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	111	06/2019	USD	15,276,930	—	(613,751)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at May 31, 2019.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.497%
	19,546,020	33,714,717	(39,148,478)	14,112,259	(775)	—	89,436	14,110,848
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
4	Columbia Large Cap Enhanced Core Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Large Cap Enhanced Core Fund, May 31, 2019 (Unaudited)
Fair value measurements  (continued)
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	54,409,238	—	—	—	54,409,238
Consumer Discretionary	49,525,557	—	—	—	49,525,557
Consumer Staples	39,110,621	—	—	—	39,110,621
Energy	24,393,866	—	—	—	24,393,866
Financials	64,888,866	—	—	—	64,888,866
Health Care	72,941,161	—	—	—	72,941,161
Industrials	48,757,504	—	—	—	48,757,504
Information Technology	112,109,752	—	—	—	112,109,752
Materials	10,783,202	—	—	—	10,783,202
Real Estate	14,500,028	—	—	—	14,500,028
Utilities	17,720,910	—	—	—	17,720,910
Total Common Stocks	509,140,705	—	—	—	509,140,705
Money Market Funds	—	—	—	14,110,848	14,110,848
Total Investments in Securities	509,140,705	—	—	14,110,848	523,251,553
Columbia Large Cap Enhanced Core Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Large Cap Enhanced Core Fund, May 31, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Derivatives
Liability
Futures Contracts	(613,751)	—	—	—	(613,751)
Total	508,526,954	—	—	14,110,848	522,637,802
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
6	Columbia Large Cap Enhanced Core Fund | Quarterly Report 2019

Portfolio of Investments
Columbia Large Cap Index Fund, May 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.7%
Issuer	Shares	Value ($)
Communication Services 10.3%
Diversified Telecommunication Services 2.0%
AT&T, Inc.	1,004,712	30,724,093
CenturyLink, Inc.	131,161	1,370,632
Verizon Communications, Inc.	569,903	30,974,228
Total		63,068,953
Entertainment 2.0%
Activision Blizzard, Inc.	105,350	4,569,029
Electronic Arts, Inc.(a)	41,322	3,846,252
Netflix, Inc.(a)	60,217	20,671,292
Take-Two Interactive Software, Inc.(a)	15,612	1,688,438
Viacom, Inc., Class B	48,775	1,415,938
Walt Disney Co. (The)	240,845	31,801,174
Total		63,992,123
Interactive Media & Services 4.8%
Alphabet, Inc., Class A(a)	41,287	45,684,065
Alphabet, Inc., Class C(a)	42,395	46,788,394
Facebook, Inc., Class A(a)	329,021	58,391,357
TripAdvisor, Inc.(a)	14,174	599,135
Twitter, Inc.(a)	100,479	3,661,455
Total		155,124,406
Media 1.5%
CBS Corp., Class B Non Voting	47,955	2,315,267
Charter Communications, Inc., Class A(a)	23,936	9,019,085
Comcast Corp., Class A	622,927	25,540,007
Discovery, Inc., Class A(a)	21,656	590,342
Discovery, Inc., Class C(a)	49,716	1,274,718
DISH Network Corp., Class A(a)	31,645	1,142,701
Fox Corp., Class A	48,664	1,714,433
Fox Corp., Class B	22,391	777,192
Interpublic Group of Companies, Inc. (The)	53,091	1,126,591
News Corp., Class A	53,148	605,356
News Corp., Class B	17,068	198,842
Omnicom Group, Inc.	30,850	2,386,556
Total		46,691,090
Total Communication Services		328,876,572
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary 10.0%
Auto Components 0.1%
Aptiv PLC	35,868	2,296,987
BorgWarner, Inc.	28,642	1,016,218
Total		3,313,205
Automobiles 0.4%
Ford Motor Co.	538,957	5,130,871
General Motors Co.	180,790	6,027,538
Harley-Davidson, Inc.	22,001	719,873
Total		11,878,282
Distributors 0.1%
Genuine Parts Co.	20,128	1,990,659
LKQ Corp.(a)	43,415	1,113,595
Total		3,104,254
Diversified Consumer Services 0.0%
H&R Block, Inc.	28,348	744,135
Hotels, Restaurants & Leisure 1.9%
Carnival Corp.	55,221	2,826,763
Chipotle Mexican Grill, Inc.(a)	3,355	2,214,199
Darden Restaurants, Inc.	17,038	1,981,860
Hilton Worldwide Holdings, Inc.	40,394	3,612,839
Marriott International, Inc., Class A	38,879	4,853,654
McDonald’s Corp.	105,556	20,928,588
MGM Resorts International	70,347	1,746,013
Norwegian Cruise Line Holdings Ltd.(a)	30,023	1,642,558
Royal Caribbean Cruises Ltd.	23,657	2,880,476
Starbucks Corp.	171,523	13,046,040
Wynn Resorts Ltd.	13,359	1,433,822
Yum! Brands, Inc.	42,257	4,325,004
Total		61,491,816
Household Durables 0.3%
D.R. Horton, Inc.	46,864	2,003,905
Garmin Ltd.	16,727	1,279,281
Leggett & Platt, Inc.	18,075	641,843
Lennar Corp., Class A	39,442	1,958,690
Mohawk Industries, Inc.(a)	8,473	1,148,515
Columbia Large Cap Index Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, May 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Newell Brands, Inc.	53,652	720,010
PulteGroup, Inc.	35,171	1,090,301
Whirlpool Corp.	8,772	1,007,727
Total		9,850,272
Internet & Direct Marketing Retail 3.7%
Amazon.com, Inc.(a)	56,910	101,019,234
Booking Holdings, Inc.(a)	6,212	10,288,439
eBay, Inc.	118,609	4,261,621
Expedia Group, Inc.	16,129	1,854,835
Total		117,424,129
Leisure Products 0.0%
Hasbro, Inc.	15,972	1,519,576
Mattel, Inc.(a)	47,637	469,225
Total		1,988,801
Multiline Retail 0.5%
Dollar General Corp.	36,261	4,615,300
Dollar Tree, Inc.(a)	32,818	3,333,981
Kohl’s Corp.	22,779	1,123,460
Macy’s, Inc.	42,416	872,497
Nordstrom, Inc.	14,779	462,583
Target Corp.	71,974	5,790,308
Total		16,198,129
Specialty Retail 2.3%
Advance Auto Parts, Inc.	9,887	1,532,485
AutoZone, Inc.(a)	3,447	3,540,448
Best Buy Co., Inc.	32,292	2,023,740
CarMax, Inc.(a)	23,454	1,835,979
Foot Locker, Inc.	15,573	612,798
Gap, Inc. (The)	29,456	550,238
Home Depot, Inc. (The)	155,783	29,575,402
L Brands, Inc.	31,494	707,355
Lowe’s Companies, Inc.	110,477	10,305,295
O’Reilly Automotive, Inc.(a)	10,808	4,013,767
Ross Stores, Inc.	51,115	4,753,184
Tiffany & Co.	14,961	1,333,175
TJX Companies, Inc. (The)	170,682	8,583,598
Common Stocks (continued)
Issuer	Shares	Value ($)
Tractor Supply Co.	16,727	1,685,747
Ulta Beauty, Inc.(a)	7,775	2,592,029
Total		73,645,240
Textiles, Apparel & Luxury Goods 0.7%
Capri Holdings Ltd.(a)	21,049	683,671
Hanesbrands, Inc.	49,848	740,243
Nike, Inc., Class B	173,617	13,392,815
PVH Corp.	10,445	889,810
Ralph Lauren Corp.	7,271	764,400
Tapestry, Inc.	39,998	1,142,343
Under Armour, Inc., Class A(a)	25,905	590,634
Under Armour, Inc., Class C(a)	26,552	537,147
VF Corp.	44,740	3,663,311
Total		22,404,374
Total Consumer Discretionary		322,042,637
Consumer Staples 7.3%
Beverages 1.9%
Brown-Forman Corp., Class B	22,940	1,146,541
Coca-Cola Co. (The)	530,695	26,073,045
Constellation Brands, Inc., Class A	22,967	4,052,527
Molson Coors Brewing Co., Class B	25,879	1,422,828
Monster Beverage Corp.(a)	53,937	3,336,543
PepsiCo, Inc.	193,740	24,798,720
Total		60,830,204
Food & Staples Retailing 1.5%
Costco Wholesale Corp.	60,749	14,554,245
Kroger Co. (The)	110,029	2,509,762
Sysco Corp.	65,150	4,483,623
Walgreens Boots Alliance, Inc.	110,599	5,456,955
Walmart, Inc.	196,346	19,917,338
Total		46,921,923
Food Products 1.1%
Archer-Daniels-Midland Co.	77,251	2,960,258
Campbell Soup Co.	26,576	964,975
ConAgra Foods, Inc.	66,979	1,793,028
General Mills, Inc.	82,303	4,069,060
Hershey Co. (The)	19,179	2,530,861
Hormel Foods Corp.	37,606	1,485,061

2	Columbia Large Cap Index Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, May 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
JM Smucker Co. (The)	15,686	1,906,790
Kellogg Co.	34,626	1,819,943
Kraft Heinz Co. (The)	85,779	2,371,789
Lamb Weston Holdings, Inc.	20,203	1,197,028
McCormick & Co., Inc.	16,913	2,639,104
Mondelez International, Inc., Class A	199,185	10,128,557
Tyson Foods, Inc., Class A	40,718	3,090,089
Total		36,956,543
Household Products 1.7%
Church & Dwight Co., Inc.	33,913	2,523,466
Clorox Co. (The)	17,678	2,630,663
Colgate-Palmolive Co.	118,841	8,273,711
Kimberly-Clark Corp.	47,506	6,075,542
Procter & Gamble Co. (The)	345,028	35,506,832
Total		55,010,214
Personal Products 0.2%
Coty, Inc., Class A	41,448	511,468
Estee Lauder Companies, Inc. (The), Class A	30,101	4,847,164
Total		5,358,632
Tobacco 0.9%
Altria Group, Inc.	258,523	12,683,138
Philip Morris International, Inc.	214,399	16,536,595
Total		29,219,733
Total Consumer Staples		234,297,249
Energy 4.9%
Energy Equipment & Services 0.4%
Baker Hughes, Inc.	70,803	1,515,892
Halliburton Co.	120,344	2,562,124
Helmerich & Payne, Inc.	15,092	738,150
National Oilwell Varco, Inc.	52,886	1,102,673
Schlumberger Ltd.	191,155	6,631,167
TechnipFMC PLC	58,687	1,220,689
Total		13,770,695
Oil, Gas & Consumable Fuels 4.5%
Anadarko Petroleum Corp.	68,904	4,848,774
Apache Corp.	51,774	1,349,748
Cabot Oil & Gas Corp.	58,396	1,461,068
Chevron Corp.	262,058	29,835,303
Common Stocks (continued)
Issuer	Shares	Value ($)
Cimarex Energy Co.	13,989	800,031
Concho Resources, Inc.	27,662	2,711,153
ConocoPhillips Co.	156,455	9,224,587
Devon Energy Corp.	57,269	1,440,888
Diamondback Energy, Inc.	21,308	2,089,462
EOG Resources, Inc.	80,002	6,550,564
Exxon Mobil Corp.(b)	584,379	41,356,502
Hess Corp.	35,108	1,961,133
HollyFrontier Corp.	21,668	822,951
Kinder Morgan, Inc.	268,495	5,356,475
Marathon Oil Corp.	112,891	1,484,517
Marathon Petroleum Corp.	92,905	4,272,701
Noble Energy, Inc.	66,694	1,427,252
Occidental Petroleum Corp.	103,380	5,145,222
ONEOK, Inc.	56,772	3,611,835
Phillips 66	57,865	4,675,492
Pioneer Natural Resources Co.	23,223	3,296,737
Valero Energy Corp.	57,595	4,054,688
Williams Companies, Inc. (The)	167,024	4,406,093
Total		142,183,176
Total Energy		155,953,871
Financials 13.0%
Banks 5.4%
Bank of America Corp.	1,238,907	32,954,926
BB&T Corp.	105,323	4,923,850
Citigroup, Inc.	324,333	20,157,296
Citizens Financial Group, Inc.	63,496	2,068,700
Comerica, Inc.	21,934	1,509,498
Fifth Third Bancorp	106,164	2,813,346
First Republic Bank	22,730	2,205,265
Huntington Bancshares, Inc.	144,375	1,826,344
JPMorgan Chase & Co.	451,590	47,850,476
KeyCorp	139,135	2,221,986
M&T Bank Corp.	19,107	3,049,477
People’s United Financial, Inc.	54,226	833,454
PNC Financial Services Group, Inc. (The)	62,563	7,961,767
Regions Financial Corp.	140,368	1,941,289
SunTrust Banks, Inc.	61,138	3,668,891
SVB Financial Group(a)	7,259	1,461,963

Columbia Large Cap Index Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, May 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
U.S. Bancorp	207,515	10,417,253
Wells Fargo & Co.	564,718	25,056,538
Zions Bancorp	25,677	1,105,908
Total		174,028,227
Capital Markets 2.7%
Affiliated Managers Group, Inc.	7,174	601,325
Ameriprise Financial, Inc.(c)	18,689	2,583,380
Bank of New York Mellon Corp. (The)	121,158	5,172,235
BlackRock, Inc.	16,785	6,975,175
Cboe Global Markets, Inc.	15,477	1,679,874
Charles Schwab Corp. (The)	163,614	6,807,978
CME Group, Inc.	49,343	9,479,777
E*TRADE Financial Corp.	33,970	1,521,856
Franklin Resources, Inc.	40,755	1,296,824
Goldman Sachs Group, Inc. (The)	47,242	8,621,192
Intercontinental Exchange, Inc.	78,405	6,445,675
Invesco Ltd.	54,768	1,070,167
Moody’s Corp.	22,918	4,191,244
Morgan Stanley	179,113	7,288,108
MSCI, Inc.	11,633	2,559,376
Nasdaq, Inc.	15,974	1,447,883
Northern Trust Corp.	30,121	2,575,948
Raymond James Financial, Inc.	17,510	1,445,976
S&P Global, Inc.	34,289	7,333,731
State Street Corp.	52,223	2,885,321
T. Rowe Price Group, Inc.	32,583	3,295,445
Total		85,278,490
Consumer Finance 0.7%
American Express Co.	95,383	10,941,384
Capital One Financial Corp.	64,531	5,541,277
Discover Financial Services	45,296	3,376,817
Synchrony Financial	90,070	3,029,054
Total		22,888,532
Diversified Financial Services 1.7%
Berkshire Hathaway, Inc., Class B(a)	268,198	52,947,649
Jefferies Financial Group, Inc.	36,276	640,997
Total		53,588,646
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 2.5%
Aflac, Inc.	103,490	5,309,037
Allstate Corp. (The)	45,783	4,372,734
American International Group, Inc.	119,918	6,124,212
Aon PLC	33,101	5,960,497
Arthur J Gallagher & Co.	25,382	2,137,164
Assurant, Inc.	8,514	851,059
Chubb Ltd.	63,221	9,234,692
Cincinnati Financial Corp.	20,902	2,053,413
Everest Re Group Ltd.	5,606	1,388,382
Hartford Financial Services Group, Inc. (The)	49,574	2,610,567
Lincoln National Corp.	28,176	1,675,063
Loews Corp.	37,782	1,940,484
Marsh & McLennan Companies, Inc.	69,669	6,660,356
MetLife, Inc.	132,033	6,101,245
Principal Financial Group, Inc.	35,703	1,841,204
Progressive Corp. (The)	80,532	6,384,577
Prudential Financial, Inc.	56,413	5,211,433
Torchmark Corp.	13,988	1,196,114
Travelers Companies, Inc. (The)	36,325	5,287,830
Unum Group	29,602	932,167
Willis Towers Watson PLC	17,805	3,124,778
Total		80,397,008
Total Financials		416,180,903
Health Care 14.0%
Biotechnology 2.2%
AbbVie, Inc.	203,452	15,606,803
Alexion Pharmaceuticals, Inc.(a)	30,822	3,503,845
Amgen, Inc.	85,829	14,307,694
Biogen, Inc.(a)	27,134	5,950,215
Celgene Corp.(a)	96,870	9,085,437
Gilead Sciences, Inc.	175,919	10,950,958
Incyte Corp.(a)	24,500	1,926,435
Regeneron Pharmaceuticals, Inc.(a)	10,812	3,262,197
Vertex Pharmaceuticals, Inc.(a)	35,264	5,860,172
Total		70,453,756

4	Columbia Large Cap Index Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, May 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 3.4%
Abbott Laboratories	242,241	18,441,807
ABIOMED, Inc.(a)	6,222	1,629,666
Align Technology, Inc.(a)	10,042	2,855,443
Baxter International, Inc.	65,743	4,828,166
Becton Dickinson and Co.	37,112	8,663,425
Boston Scientific Corp.(a)	191,158	7,342,379
Cooper Companies, Inc. (The)	6,805	2,026,461
Danaher Corp.	86,656	11,439,459
Dentsply Sirona, Inc.	32,271	1,738,439
Edwards Lifesciences Corp.(a)	28,656	4,891,579
Hologic, Inc.(a)	36,930	1,625,289
IDEXX Laboratories, Inc.(a)	11,859	2,962,023
Intuitive Surgical, Inc.(a)	15,791	7,340,446
Medtronic PLC	184,976	17,125,078
ResMed, Inc.	19,762	2,255,240
Stryker Corp.	42,663	7,817,568
Teleflex, Inc.	6,350	1,830,705
Varian Medical Systems, Inc.(a)	12,517	1,580,396
Zimmer Biomet Holdings, Inc.	28,200	3,212,826
Total		109,606,395
Health Care Providers & Services 2.7%
AmerisourceBergen Corp.	21,549	1,677,805
Anthem, Inc.	35,448	9,853,835
Cardinal Health, Inc.	41,106	1,729,329
Centene Corp.(a)	56,986	3,290,941
Cigna Corp.	52,415	7,758,468
CVS Health Corp.	178,897	9,368,836
DaVita, Inc.(a)	17,447	757,549
Five Star Quality Care, Inc.(a),(d),(e)	0	0
HCA Healthcare, Inc.	36,829	4,454,836
Henry Schein, Inc.(a)	20,883	1,346,118
Humana, Inc.	18,700	4,578,882
Laboratory Corp. of America Holdings(a)	13,595	2,210,683
McKesson Corp.	26,456	3,231,336
Quest Diagnostics, Inc.	18,516	1,775,870
UnitedHealth Group, Inc.	132,346	32,001,263
Common Stocks (continued)
Issuer	Shares	Value ($)
Universal Health Services, Inc., Class B	11,525	1,377,814
WellCare Health Plans, Inc.(a)	6,890	1,902,949
Total		87,316,514
Health Care Technology 0.1%
Cerner Corp.(a)	44,734	3,130,038
Life Sciences Tools & Services 1.0%
Agilent Technologies, Inc.	43,808	2,937,326
Illumina, Inc.(a)	20,273	6,221,986
IQVIA Holdings, Inc.(a)	21,825	2,964,926
Mettler-Toledo International, Inc.(a)	3,422	2,474,414
PerkinElmer, Inc.	15,285	1,319,707
Thermo Fisher Scientific, Inc.	55,520	14,822,730
Waters Corp.(a)	9,867	1,980,406
Total		32,721,495
Pharmaceuticals 4.6%
Allergan PLC	43,125	5,257,369
Bristol-Myers Squibb Co.	225,179	10,216,371
Eli Lilly & Co.	119,118	13,810,541
Johnson & Johnson	367,307	48,172,313
Merck & Co., Inc.	356,009	28,199,473
Mylan NV(a)	71,122	1,194,850
Nektar Therapeutics(a)	24,008	751,930
Perrigo Co. PLC	17,237	724,299
Pfizer, Inc.	765,723	31,792,819
Zoetis, Inc.	66,030	6,672,331
Total		146,792,296
Total Health Care		450,020,494
Industrials 9.2%
Aerospace & Defense 2.6%
Arconic, Inc.	55,615	1,217,969
Boeing Co. (The)	72,471	24,756,818
General Dynamics Corp.	37,370	6,009,843
Harris Corp.	16,269	3,045,394
Huntington Ingalls Industries, Inc.	5,725	1,174,312
L3 Technologies, Inc.	10,941	2,648,378
Lockheed Martin Corp.	33,902	11,477,183
Northrop Grumman Corp.	23,407	7,098,173
Raytheon Co.	38,931	6,793,460

Columbia Large Cap Index Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, May 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Textron, Inc.	32,372	1,466,452
TransDigm Group, Inc.(a)	6,715	2,960,979
United Technologies Corp.	111,795	14,119,708
Total		82,768,669
Air Freight & Logistics 0.5%
CH Robinson Worldwide, Inc.	18,877	1,503,176
Expeditors International of Washington, Inc.	23,676	1,647,613
FedEx Corp.	33,125	5,110,525
United Parcel Service, Inc., Class B	95,996	8,919,948
Total		17,181,262
Airlines 0.4%
Alaska Air Group, Inc.	16,979	988,178
American Airlines Group, Inc.	55,119	1,500,890
Delta Air Lines, Inc.	85,213	4,388,470
Southwest Airlines Co.	68,608	3,265,741
United Continental Holdings, Inc.(a)	30,900	2,399,385
Total		12,542,664
Building Products 0.3%
Allegion PLC	13,026	1,264,173
AO Smith Corp.	19,556	792,018
Fortune Brands Home & Security, Inc.	19,381	931,451
Johnson Controls International PLC	125,883	4,849,013
Masco Corp.	40,617	1,418,346
Total		9,255,001
Commercial Services & Supplies 0.4%
Cintas Corp.	11,680	2,590,974
Copart, Inc.(a)	27,698	1,979,853
Republic Services, Inc.	29,723	2,514,269
Rollins, Inc.	20,326	763,648
Waste Management, Inc.	53,770	5,879,749
Total		13,728,493
Construction & Engineering 0.1%
Fluor Corp.	19,252	533,665
Jacobs Engineering Group, Inc.	16,159	1,216,611
Quanta Services, Inc.	19,501	677,855
Total		2,428,131
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 0.4%
AMETEK, Inc.	31,328	2,565,450
Eaton Corp. PLC	58,422	4,351,855
Emerson Electric Co.	84,773	5,106,726
Rockwell Automation, Inc.	16,484	2,453,643
Total		14,477,674
Industrial Conglomerates 1.4%
3M Co.	79,413	12,686,227
General Electric Co.	1,200,629	11,333,938
Honeywell International, Inc.	100,553	16,521,863
Roper Technologies, Inc.	14,287	4,913,585
Total		45,455,613
Machinery 1.5%
Caterpillar, Inc.	79,382	9,510,757
Cummins, Inc.	19,968	3,010,376
Deere & Co.	43,925	6,156,967
Dover Corp.	19,995	1,787,753
Flowserve Corp.	18,070	839,352
Fortive Corp.	40,610	3,092,451
Illinois Tool Works, Inc.	41,631	5,813,353
Ingersoll-Rand PLC	33,398	3,952,319
PACCAR, Inc.	47,817	3,147,315
Parker-Hannifin Corp.	17,839	2,717,236
Pentair PLC	21,742	757,056
Snap-On, Inc.	7,667	1,195,439
Stanley Black & Decker, Inc.	20,880	2,656,354
Wabtec Corp.	21,876	1,364,625
Xylem, Inc.	24,763	1,837,910
Total		47,839,263
Professional Services 0.3%
Equifax, Inc.	16,648	2,012,743
IHS Markit Ltd.(a)	50,128	2,876,846
Nielsen Holdings PLC	49,023	1,114,293
Robert Half International, Inc.	16,420	881,097
Verisk Analytics, Inc.	22,554	3,157,560
Total		10,042,539

6	Columbia Large Cap Index Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, May 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail 1.1%
CSX Corp.	106,866	7,958,311
JB Hunt Transport Services, Inc.	12,002	1,021,851
Kansas City Southern	13,922	1,577,084
Norfolk Southern Corp.	36,893	7,199,300
Union Pacific Corp.	99,699	16,627,799
Total		34,384,345
Trading Companies & Distributors 0.2%
Fastenal Co.	78,932	2,414,530
United Rentals, Inc.(a)	10,974	1,208,237
W.W. Grainger, Inc.	6,217	1,626,927
Total		5,249,694
Total Industrials		295,353,348
Information Technology 20.9%
Communications Equipment 1.2%
Arista Networks, Inc.(a)	7,212	1,763,983
Cisco Systems, Inc.	607,134	31,589,182
F5 Networks, Inc.(a)	8,194	1,082,264
Juniper Networks, Inc.	47,987	1,180,960
Motorola Solutions, Inc.	22,603	3,389,320
Total		39,005,709
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp., Class A	41,114	3,576,918
Corning, Inc.	108,511	3,129,457
FLIR Systems, Inc.	18,681	902,853
IPG Photonics Corp.(a)	4,890	612,081
Keysight Technologies, Inc.(a)	25,897	1,945,642
TE Connectivity Ltd.	46,736	3,936,573
Total		14,103,524
IT Services 5.3%
Accenture PLC, Class A	87,923	15,656,449
Akamai Technologies, Inc.(a)	22,506	1,696,052
Alliance Data Systems Corp.	6,288	864,600
Automatic Data Processing, Inc.	60,079	9,619,849
Broadridge Financial Solutions, Inc.	15,956	1,992,426
Cognizant Technology Solutions Corp., Class A	79,324	4,912,535
DXC Technology Co.	37,005	1,759,218
Fidelity National Information Services, Inc.	44,540	5,358,162
Common Stocks (continued)
Issuer	Shares	Value ($)
Fiserv, Inc.(a)	54,007	4,637,041
FleetCor Technologies, Inc.(a)	11,838	3,056,690
Gartner, Inc.(a)	12,374	1,872,186
Global Payments, Inc.	21,732	3,347,597
International Business Machines Corp.	122,728	15,585,229
Jack Henry & Associates, Inc.	10,645	1,396,837
MasterCard, Inc., Class A	124,494	31,308,996
Paychex, Inc.	44,078	3,781,452
PayPal Holdings, Inc.(a)	161,812	17,758,867
Total System Services, Inc.	22,448	2,773,001
VeriSign, Inc.(a)	14,531	2,833,254
Visa, Inc., Class A	241,384	38,942,481
Western Union Co. (The)	60,115	1,166,231
Total		170,319,153
Semiconductors & Semiconductor Equipment 3.5%
Advanced Micro Devices, Inc.(a)	121,508	3,330,534
Analog Devices, Inc.	50,794	4,907,716
Applied Materials, Inc.	130,938	5,065,991
Broadcom, Inc.	54,628	13,746,590
Intel Corp.	620,237	27,315,238
KLA-Tencor Corp.	22,786	2,348,553
Lam Research Corp.	21,046	3,674,842
Maxim Integrated Products, Inc.	37,706	1,982,959
Microchip Technology, Inc.	32,684	2,615,701
Micron Technology, Inc.(a)	154,616	5,042,028
NVIDIA Corp.	83,577	11,321,340
Qorvo, Inc.(a)	16,935	1,036,083
QUALCOMM, Inc.	166,932	11,154,396
Skyworks Solutions, Inc.	24,012	1,599,920
Texas Instruments, Inc.	129,437	13,501,573
Xilinx, Inc.	34,914	3,572,051
Total		112,215,515
Software 6.6%
Adobe, Inc.(a)	67,270	18,223,443
ANSYS, Inc.(a)	11,556	2,074,302
Autodesk, Inc.(a)	30,211	4,861,252
Cadence Design Systems, Inc.(a)	38,673	2,458,443
Citrix Systems, Inc.	17,263	1,624,793
Fortinet, Inc.(a)	20,002	1,449,745

Columbia Large Cap Index Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, May 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Intuit, Inc.	35,729	8,748,246
Microsoft Corp.	1,058,169	130,874,342
Oracle Corp.	351,446	17,783,168
Red Hat, Inc.(a)	24,379	4,493,050
Salesforce.com, Inc.(a)	105,507	15,974,815
Symantec Corp.	88,165	1,651,330
Synopsys, Inc.(a)	20,646	2,404,020
Total		212,620,949
Technology Hardware, Storage & Peripherals 3.8%
Apple, Inc.	617,822	108,162,097
Hewlett Packard Enterprise Co.	189,911	2,605,579
HP, Inc.	211,509	3,950,988
NetApp, Inc.	34,064	2,016,589
Seagate Technology PLC	35,362	1,479,900
Western Digital Corp.	40,114	1,493,043
Xerox Corp.	27,570	843,918
Total		120,552,114
Total Information Technology		668,816,964
Materials 2.6%
Chemicals 1.9%
Air Products & Chemicals, Inc.	30,288	6,166,334
Albemarle Corp.	14,585	923,231
Celanese Corp., Class A	17,666	1,677,033
CF Industries Holdings, Inc.	30,743	1,237,098
Dow, Inc.	103,663	4,847,282
DuPont de Nemours, Inc.	310,979	9,491,079
Eastman Chemical Co.	19,280	1,251,658
Ecolab, Inc.	34,936	6,431,368
FMC Corp.	18,569	1,363,893
International Flavors & Fragrances, Inc.	13,972	1,892,088
Linde PLC	76,001	13,721,981
LyondellBasell Industries NV, Class A	41,975	3,116,644
Mosaic Co. (The)	48,911	1,050,119
PPG Industries, Inc.	32,540	3,405,311
Sherwin-Williams Co. (The)	11,254	4,720,490
Total		61,295,609
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction Materials 0.1%
Martin Marietta Materials, Inc.	8,610	1,812,405
Vulcan Materials Co.	18,185	2,271,488
Total		4,083,893
Containers & Packaging 0.3%
Avery Dennison Corp.	11,579	1,204,911
Ball Corp.	46,111	2,830,754
International Paper Co.	55,201	2,289,186
Packaging Corp. of America	13,034	1,161,069
Sealed Air Corp.	21,462	899,258
WestRock Co.	35,219	1,148,139
Total		9,533,317
Metals & Mining 0.3%
Freeport-McMoRan, Inc.	199,859	1,940,631
Newmont Goldcorp Corp.	112,716	3,729,772
Nucor Corp.	42,117	2,021,616
Total		7,692,019
Total Materials		82,604,838
Real Estate 3.1%
Equity Real Estate Investment Trusts (REITS) 3.1%
Alexandria Real Estate Equities, Inc.	15,550	2,276,676
American Tower Corp.	60,844	12,702,402
Apartment Investment & Management Co., Class A	21,434	1,070,628
AvalonBay Communities, Inc.	19,103	3,878,100
Boston Properties, Inc.	21,307	2,787,595
Crown Castle International Corp.	57,315	7,451,523
Digital Realty Trust, Inc.	28,659	3,373,737
Duke Realty Corp.	49,543	1,490,749
Equinix, Inc.	11,490	5,581,727
Equity Residential	51,021	3,906,678
Essex Property Trust, Inc.	9,063	2,644,040
Extra Space Storage, Inc.	17,561	1,881,837
Federal Realty Investment Trust	10,260	1,341,290
HCP, Inc.	65,894	2,089,499
Host Hotels & Resorts, Inc.	102,124	1,849,466
Iron Mountain, Inc.	39,492	1,210,430
Kimco Realty Corp.	58,116	1,011,218
Macerich Co. (The)	14,604	530,563

8	Columbia Large Cap Index Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, May 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Mid-America Apartment Communities, Inc.	15,707	1,793,425
ProLogis, Inc.	86,939	6,404,796
Public Storage	20,697	4,923,402
Realty Income Corp.	41,900	2,936,352
Regency Centers Corp.	23,103	1,523,874
SBA Communications Corp.(a)	15,531	3,361,064
Simon Property Group, Inc.	42,615	6,907,465
SL Green Realty Corp.	11,537	992,182
UDR, Inc.	38,013	1,702,222
Ventas, Inc.	49,131	3,159,123
Vornado Realty Trust	23,909	1,583,493
Welltower, Inc.	53,290	4,328,214
Weyerhaeuser Co.	102,964	2,347,579
Total		99,041,349
Real Estate Management & Development 0.0%
CBRE Group, Inc., Class A(a)	43,081	1,968,802
Total Real Estate		101,010,151
Utilities 3.4%
Electric Utilities 2.0%
Alliant Energy Corp.	32,559	1,545,250
American Electric Power Co., Inc.	68,031	5,858,830
Duke Energy Corp.	100,273	8,584,371
Edison International	44,933	2,667,672
Entergy Corp.	26,143	2,537,701
Evergy, Inc.	35,115	2,041,586
Eversource Energy	43,721	3,228,358
Exelon Corp.	133,748	6,430,604
FirstEnergy Corp.	69,467	2,864,819
NextEra Energy, Inc.	65,951	13,072,148
Pinnacle West Capital Corp.	15,469	1,452,694
PPL Corp.	99,430	2,959,037
Southern Co. (The)	142,686	7,633,701
Xcel Energy, Inc.	70,926	4,066,897
Total		64,943,668
Common Stocks (continued)
Issuer	Shares	Value ($)
Gas Utilities 0.1%
Atmos Energy Corp.	16,120	1,641,016
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	91,346	1,443,267
NRG Energy, Inc.	38,758	1,319,322
Total		2,762,589
Multi-Utilities 1.1%
Ameren Corp.	33,738	2,474,345
CenterPoint Energy, Inc.	69,129	1,966,029
CMS Energy Corp.	39,088	2,193,228
Consolidated Edison, Inc.	44,286	3,821,882
Dominion Energy, Inc.	110,248	8,288,445
DTE Energy Co.	25,088	3,147,791
NiSource, Inc.	51,374	1,430,766
Public Service Enterprise Group, Inc.	69,715	4,096,453
Sempra Energy	37,796	4,968,284
WEC Energy Group, Inc.	43,511	3,504,811
Total		35,892,034
Water Utilities 0.1%
American Water Works Co., Inc.	24,933	2,817,928
Total Utilities		108,057,235
Total Common Stocks (Cost $1,327,179,927)		3,163,214,262

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.497%(c),(f)	40,393,083	40,389,044
Total Money Market Funds (Cost $40,389,044)		40,389,044
Total Investments in Securities (Cost: $1,367,568,971)		3,203,603,306
Other Assets & Liabilities, Net		2,546,071
Net Assets		3,206,149,377

At May 31, 2019, securities and/or cash totaling $3,680,040 were pledged as collateral.
Columbia Large Cap Index Fund | Quarterly Report 2019	9

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, May 31, 2019 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	345	06/2019	USD	47,482,350	—	(1,053,620)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Ameriprise Financial, Inc.
	19,049	220	(580)	18,689	61,940	58,263	17,915	2,583,380
Columbia Short-Term Cash Fund, 2.497%
	37,569,669	153,251,604	(150,428,190)	40,393,083	181	—	260,569	40,389,044
Total					62,121	58,263	278,484	42,972,424

(d)	Represents fractional shares.
(e)	Negligible market value.
(f)	The rate shown is the seven-day current annualized yield at May 31, 2019.
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
10	Columbia Large Cap Index Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, May 31, 2019 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	328,876,572	—	—	—	328,876,572
Consumer Discretionary	322,042,637	—	—	—	322,042,637
Consumer Staples	234,297,249	—	—	—	234,297,249
Energy	155,953,871	—	—	—	155,953,871
Financials	416,180,903	—	—	—	416,180,903
Health Care	450,020,494	0*	—	—	450,020,494
Industrials	295,353,348	—	—	—	295,353,348
Information Technology	668,816,964	—	—	—	668,816,964
Materials	82,604,838	—	—	—	82,604,838
Real Estate	101,010,151	—	—	—	101,010,151
Utilities	108,057,235	—	—	—	108,057,235
Total Common Stocks	3,163,214,262	0*	—	—	3,163,214,262
Money Market Funds	—	—	—	40,389,044	40,389,044
Total Investments in Securities	3,163,214,262	0*	—	40,389,044	3,203,603,306
Investments in Derivatives
Liability
Futures Contracts	(1,053,620)	—	—	—	(1,053,620)
Total	3,162,160,642	0*	—	40,389,044	3,202,549,686

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Large Cap Index Fund | Quarterly Report 2019	11

Portfolio of Investments
Columbia Large Cap Growth Fund III, May 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.6%
Issuer	Shares	Value ($)
Communication Services 14.6%
Entertainment 3.1%
Electronic Arts, Inc.(a)	209,797	19,527,905
Walt Disney Co. (The)	198,776	26,246,383
Total		45,774,288
Interactive Media & Services 9.7%
Alphabet, Inc., Class A(a)	63,504	70,267,176
Alphabet, Inc., Class C(a)	12,137	13,394,757
Facebook, Inc., Class A(a)	324,554	57,598,599
Total		141,260,532
Media 0.7%
DISH Network Corp., Class A(a)	275,942	9,964,266
Wireless Telecommunication Services 1.1%
T-Mobile U.S.A., Inc.(a)	226,192	16,611,540
Total Communication Services		213,610,626
Consumer Discretionary 15.3%
Hotels, Restaurants & Leisure 0.9%
Norwegian Cruise Line Holdings Ltd.(a)	227,852	12,465,783
Internet & Direct Marketing Retail 8.9%
Alibaba Group Holding Ltd., ADR(a)	133,155	19,874,715
Amazon.com, Inc.(a)	49,473	87,818,038
Booking Holdings, Inc.(a)	13,885	22,996,615
Total		130,689,368
Specialty Retail 2.6%
Burlington Stores, Inc.(a)	89,679	14,041,938
Ulta Beauty, Inc.(a)	71,882	23,964,021
Total		38,005,959
Textiles, Apparel & Luxury Goods 2.9%
Canada Goose Holdings, Inc.(a)	142,224	4,785,838
Nike, Inc., Class B	400,551	30,898,504
Tapestry, Inc.	219,125	6,258,210
Total		41,942,552
Total Consumer Discretionary		223,103,662
Consumer Staples 2.9%
Food & Staples Retailing 1.8%
Costco Wholesale Corp.	106,444	25,501,853
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 1.1%
Mondelez International, Inc., Class A	320,536	16,299,256
Total Consumer Staples		41,801,109
Financials 3.3%
Banks 1.0%
Citigroup, Inc.	240,811	14,966,403
Capital Markets 1.1%
BlackRock, Inc.	37,157	15,440,963
Insurance 1.2%
Allstate Corp. (The)	191,237	18,265,046
Total Financials		48,672,412
Health Care 15.5%
Biotechnology 3.7%
Alexion Pharmaceuticals, Inc.(a)	139,166	15,820,391
BioMarin Pharmaceutical, Inc.(a)	132,932	10,932,328
Exact Sciences Corp.(a)	122,273	12,671,151
Vertex Pharmaceuticals, Inc.(a)	88,398	14,689,979
Total		54,113,849
Health Care Equipment & Supplies 5.7%
Abbott Laboratories	258,061	19,646,184
Baxter International, Inc.	273,976	20,120,797
Danaher Corp.	85,385	11,271,674
Edwards Lifesciences Corp.(a)	101,393	17,307,785
Medtronic PLC	163,534	15,139,978
Total		83,486,418
Health Care Providers & Services 1.7%
Guardant Health, Inc.(a)	94,412	7,258,395
Humana, Inc.	69,983	17,136,037
Total		24,394,432
Life Sciences Tools & Services 2.4%
Bio-Techne Corp.	33,976	6,728,947
Illumina, Inc.(a)	42,433	13,023,112
Thermo Fisher Scientific, Inc.	56,742	15,148,979
Total		34,901,038
Columbia Large Cap Growth Fund III | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Large Cap Growth Fund III, May 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 2.0%
Allergan PLC	66,222	8,073,124
Bristol-Myers Squibb Co.	474,450	21,525,797
Total		29,598,921
Total Health Care		226,494,658
Industrials 8.8%
Aerospace & Defense 2.8%
L3 Technologies, Inc.	93,172	22,553,214
Northrop Grumman Corp.	62,059	18,819,392
Total		41,372,606
Electrical Equipment 1.4%
AMETEK, Inc.	249,813	20,457,187
Industrial Conglomerates 1.7%
Honeywell International, Inc.	145,652	23,932,080
Machinery 1.5%
Ingersoll-Rand PLC	153,381	18,151,107
Xylem, Inc.	53,230	3,950,731
Total		22,101,838
Road & Rail 1.4%
Norfolk Southern Corp.	102,436	19,989,361
Total Industrials		127,853,072
Information Technology 34.1%
Electronic Equipment, Instruments & Components 0.8%
Zebra Technologies Corp., Class A(a)	67,966	11,652,091
IT Services 8.4%
FleetCor Technologies, Inc.(a)	65,212	16,838,391
PayPal Holdings, Inc.(a)	350,922	38,513,689
Square, Inc., Class A(a)	133,724	8,284,202
Visa, Inc., Class A	363,015	58,565,210
Total		122,201,492
Semiconductors & Semiconductor Equipment 5.2%
Broadcom, Inc.	65,174	16,400,385
Lam Research Corp.	100,299	17,513,209
NVIDIA Corp.	126,139	17,086,789
NXP Semiconductors NV	190,137	16,762,478
Teradyne, Inc.	186,515	7,859,742
Total		75,622,603
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 14.7%
Adobe, Inc.(a)	147,565	39,975,358
Microsoft Corp.	759,650	93,953,512
Palo Alto Networks, Inc.(a)	93,177	18,648,445
PTC, Inc.(a)	104,278	8,765,609
Salesforce.com, Inc.(a)	157,717	23,879,931
ServiceNow, Inc.(a)	65,955	17,275,593
VMware, Inc., Class A	68,194	12,068,974
Total		214,567,422
Technology Hardware, Storage & Peripherals 5.0%
Apple, Inc.	422,390	73,947,817
Total Information Technology		497,991,425
Materials 1.6%
Chemicals 1.6%
Albemarle Corp.	155,960	9,872,268
Eastman Chemical Co.	211,500	13,730,580
Total		23,602,848
Total Materials		23,602,848
Real Estate 2.5%
Equity Real Estate Investment Trusts (REITS) 2.5%
American Tower Corp.	109,326	22,823,989
Equinix, Inc.	27,227	13,226,604
Total		36,050,593
Total Real Estate		36,050,593
Total Common Stocks (Cost $1,003,634,227)		1,439,180,405

Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.497%(b),(c)	16,674,887	16,673,219
Total Money Market Funds (Cost $16,673,219)		16,673,219
Total Investments in Securities (Cost: $1,020,307,446)		1,455,853,624
Other Assets & Liabilities, Net		4,461,378
Net Assets		1,460,315,002

2	Columbia Large Cap Growth Fund III | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Large Cap Growth Fund III, May 31, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.497%
	16,199,955	101,668,207	(101,193,275)	16,674,887	243	—	126,350	16,673,219
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
Columbia Large Cap Growth Fund III | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Large Cap Growth Fund III, May 31, 2019 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	213,610,626	—	—	—	213,610,626
Consumer Discretionary	223,103,662	—	—	—	223,103,662
Consumer Staples	41,801,109	—	—	—	41,801,109
Financials	48,672,412	—	—	—	48,672,412
Health Care	226,494,658	—	—	—	226,494,658
Industrials	127,853,072	—	—	—	127,853,072
Information Technology	497,991,425	—	—	—	497,991,425
Materials	23,602,848	—	—	—	23,602,848
Real Estate	36,050,593	—	—	—	36,050,593
Total Common Stocks	1,439,180,405	—	—	—	1,439,180,405
Money Market Funds	—	—	—	16,673,219	16,673,219
Total Investments in Securities	1,439,180,405	—	—	16,673,219	1,455,853,624
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
4	Columbia Large Cap Growth Fund III | Quarterly Report 2019

Portfolio of Investments
Columbia Mid Cap Index Fund, May 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.9%
Issuer	Shares	Value ($)
Communication Services 2.6%
Entertainment 1.0%
Cinemark Holdings, Inc.	254,553	9,670,468
Live Nation Entertainment, Inc.(a)	330,510	20,101,618
World Wrestling Entertainment, Inc., Class A	104,340	7,589,692
Total		37,361,778
Interactive Media & Services 0.2%
Cars.com Inc(a)	148,180	3,136,971
Yelp, Inc.(a)	169,900	5,221,027
Total		8,357,998
Media 1.2%
AMC Networks, Inc., Class A(a)	106,894	5,640,796
Cable One, Inc.	11,854	13,241,511
John Wiley & Sons, Inc., Class A	108,104	4,516,585
Meredith Corp.	95,538	4,946,002
New York Times Co. (The), Class A	339,349	10,798,085
TEGNA, Inc.	515,720	7,808,001
Total		46,950,980
Wireless Telecommunication Services 0.2%
Telephone & Data Systems, Inc.	224,055	6,455,025
Total Communication Services		99,125,781
Consumer Discretionary 12.0%
Auto Components 0.9%
Adient PLC	207,880	3,588,009
Dana, Inc.	342,620	4,998,826
Delphi Technologies PLC	211,480	3,227,185
Gentex Corp.	619,516	13,232,861
Goodyear Tire & Rubber Co. (The)	554,910	7,441,343
Visteon Corp.(a)	67,500	3,004,425
Total		35,492,649
Automobiles 0.2%
Thor Industries, Inc.	125,014	6,455,723
Distributors 0.4%
Pool Corp.	94,140	16,924,489
Common Stocks (continued)
Issuer	Shares	Value ($)
Diversified Consumer Services 0.9%
Adtalem Global Education, Inc.(a)	138,088	6,070,349
Graham Holdings Co., Class B	10,402	7,078,977
Service Corp. International	433,281	19,008,037
Sotheby’s (a)	78,642	2,651,022
Weight Watchers International, Inc.(a)	92,810	1,604,685
Total		36,413,070
Hotels, Restaurants & Leisure 4.3%
Boyd Gaming Corp.	190,950	4,567,524
Brinker International, Inc.	89,619	3,366,986
Caesars Entertainment Corp.(a)	1,393,300	12,247,107
Cheesecake Factory, Inc. (The)	99,675	4,310,944
Churchill Downs, Inc.	84,720	8,351,698
Cracker Barrel Old Country Store, Inc.	57,450	9,024,820
Domino’s Pizza, Inc.	98,080	27,413,360
Dunkin’ Brands Group, Inc.	197,480	14,656,965
Eldorado Resorts, Inc.(a)	155,440	7,642,985
International Speedway Corp., Class A	56,819	2,543,218
Jack in the Box, Inc.	61,670	5,130,944
Marriott Vacations Worldwide Corp.	93,999	8,450,510
Papa John’s International, Inc.	53,790	2,607,201
Penn National Gaming, Inc.(a)	254,100	4,789,785
Scientific Games Corp., Class A(a)	132,270	2,526,357
Six Flags Entertainment Corp.	170,780	8,429,701
Texas Roadhouse, Inc.	159,330	8,167,256
Wendy’s Co. (The)	434,658	7,993,361
Wyndham Destinations, Inc.	225,750	8,980,335
Wyndham Hotels & Resorts, Inc.	233,940	12,478,360
Total		163,679,417
Household Durables 1.7%
Helen of Troy Ltd.(a)	61,170	8,172,924
KB Home	202,236	5,082,191
NVR, Inc.(a)	8,122	26,003,151
Tempur Sealy International, Inc.(a)	109,684	6,998,936
Toll Brothers, Inc.	320,626	11,148,166
Columbia Mid Cap Index Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, May 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
TRI Pointe Group, Inc.(a)	338,560	4,164,288
Tupperware Brands Corp.	116,310	2,165,692
Total		63,735,348
Leisure Products 0.5%
Brunswick Corp.	207,980	8,627,010
Polaris Industries, Inc.	136,944	10,939,087
Total		19,566,097
Multiline Retail 0.4%
Dillard’s, Inc., Class A	44,160	2,502,106
Ollie’s Bargain Outlet Holdings, Inc.(a)	123,220	12,164,278
Total		14,666,384
Specialty Retail 2.0%
Aaron’s, Inc.	160,599	8,553,503
American Eagle Outfitters, Inc.	400,554	6,969,639
AutoNation, Inc.(a)	137,740	5,436,598
Bed Bath & Beyond, Inc.	328,530	4,169,046
Dick’s Sporting Goods, Inc.	176,280	6,083,423
Five Below, Inc.(a)	133,260	17,154,560
Michaels Companies, Inc. (The)(a)	214,810	1,956,919
Murphy U.S.A., Inc.(a)	71,700	5,754,642
Sally Beauty Holdings, Inc.(a)	288,090	4,373,206
Signet Jewelers Ltd.	124,060	2,339,771
Urban Outfitters, Inc.(a)	180,070	4,046,173
Williams-Sonoma, Inc.	191,558	11,206,143
Total		78,043,623
Textiles, Apparel & Luxury Goods 0.7%
Carter’s, Inc.	108,802	9,151,337
Deckers Outdoor Corp.(a)	69,622	10,589,506
Skechers U.S.A., Inc., Class A(a)	318,940	8,907,994
Total		28,648,837
Total Consumer Discretionary		463,625,637
Consumer Staples 2.7%
Beverages 0.2%
Boston Beer Co., Inc. (The), Class A(a)	20,810	6,540,583
Food & Staples Retailing 0.4%
Casey’s General Stores, Inc.	87,480	11,291,918
Sprouts Farmers Market, Inc.(a)	296,630	5,947,432
Total		17,239,350
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 1.7%
Flowers Foods, Inc.	438,481	9,808,820
Hain Celestial Group, Inc. (The)(a)	213,990	4,363,256
Ingredion, Inc.	159,326	12,134,268
Lancaster Colony Corp.	46,675	6,713,265
Post Holdings, Inc.(a)	159,421	16,755,147
Sanderson Farms, Inc.	46,600	6,370,686
Tootsie Roll Industries, Inc.	45,539	1,728,661
TreeHouse Foods, Inc.(a)	133,800	6,974,994
Total		64,849,097
Household Products 0.2%
Energizer Holdings, Inc.	151,963	6,218,326
Personal Products 0.2%
Edgewell Personal Care Co.(a)	129,333	3,691,164
Nu Skin Enterprises, Inc., Class A	132,300	6,177,087
Total		9,868,251
Total Consumer Staples		104,715,607
Energy 3.2%
Energy Equipment & Services 0.9%
Apergy Corp.(a)	184,860	5,732,509
Core Laboratories NV	105,910	5,045,552
Ensco Rowan PLC, Class A	470,378	3,937,064
McDermott International, Inc.(a)	432,070	2,609,703
Oceaneering International, Inc.(a)	236,206	3,873,778
Patterson-UTI Energy, Inc.	510,593	5,427,604
Transocean Ltd.(a)	1,210,080	7,502,496
Total		34,128,706
Oil, Gas & Consumable Fuels 2.3%
Callon Petroleum Co.(a)	544,580	3,403,625
Chesapeake Energy Corp.(a)	2,495,690	4,791,725
CNX Resources Corp.(a)	473,980	3,659,126
EQT Corp.	608,830	11,141,589
Equitrans Midstream Corp.	486,120	9,654,343
Matador Resources Co.(a)	247,550	4,069,722
Murphy Oil Corp.	388,760	9,660,686
Oasis Petroleum, Inc.(a)	645,980	3,359,096
PBF Energy, Inc., Class A	286,410	7,561,224
QEP Resources, Inc.(a)	564,870	3,903,252

2	Columbia Mid Cap Index Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, May 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Range Resources Corp.	496,210	3,880,362
SM Energy Co.	246,779	2,870,040
Southwestern Energy Co.(a)	1,293,650	4,644,203
World Fuel Services Corp.	160,530	4,677,844
WPX Energy, Inc.(a)	944,540	10,163,250
Total		87,440,087
Total Energy		121,568,793
Financials 16.9%
Banks 7.1%
Associated Banc-Corp.	392,739	7,780,160
BancorpSouth Bank	216,770	5,870,132
Bank of Hawaii Corp.	98,486	7,451,451
Bank OZK	288,890	8,348,921
Cathay General Bancorp	182,765	6,148,215
Chemical Financial Corp.	170,820	6,467,245
Commerce Bancshares, Inc.	235,886	13,523,344
Cullen/Frost Bankers, Inc.	150,539	13,739,694
East West Bancorp, Inc.	346,427	14,799,361
First Financial Bankshares, Inc.	162,070	9,182,886
First Horizon National Corp.	760,520	10,198,573
FNB Corp.	775,480	8,530,280
Fulton Financial Corp.	405,995	6,398,481
Hancock Whitney Corp.	204,771	7,777,203
Home Bancshares, Inc.	370,900	6,498,168
International Bancshares Corp.	130,152	4,745,342
PacWest Bancorp	288,690	10,490,995
Pinnacle Financial Partners, Inc.	174,170	9,222,301
Prosperity Bancshares, Inc.	158,575	10,277,246
Signature Bank	131,671	15,082,913
Sterling Bancorp	508,320	9,815,659
Synovus Financial Corp.	380,325	12,155,187
TCF Financial Corp.	391,879	7,469,214
Texas Capital Bancshares, Inc.(a)	120,060	6,879,438
Trustmark Corp.	155,770	4,948,813
UMB Financial Corp.	105,500	6,513,570
Umpqua Holdings Corp.	526,610	8,409,962
United Bankshares, Inc.	244,010	8,730,678
Valley National Bancorp	793,381	7,791,001
Common Stocks (continued)
Issuer	Shares	Value ($)
Webster Financial Corp.	220,555	9,766,175
Wintrust Financial Corp.	135,040	9,147,610
Total		274,160,218
Capital Markets 3.3%
Eaton Vance Corp.	275,222	10,518,985
Evercore, Inc., Class A	97,970	7,566,223
Factset Research Systems, Inc.	90,904	25,289,493
Federated Investors, Inc., Class B	228,830	6,986,180
Interactive Brokers Group, Inc., Class A	179,440	9,115,552
Janus Henderson Group PLC	394,287	8,011,912
Legg Mason, Inc.	204,420	7,281,440
MarketAxess Holdings, Inc.	90,060	26,821,669
SEI Investments Co.	308,525	15,503,381
Stifel Financial Corp.	171,780	9,212,562
Total		126,307,397
Consumer Finance 0.6%
Green Dot Corp., Class A(a)	113,820	5,282,386
Navient Corp.	520,050	6,781,452
SLM Corp.	1,043,880	9,927,299
Total		21,991,137
Insurance 5.3%
Alleghany Corp.(a)	34,568	22,928,954
American Financial Group, Inc.	168,617	16,558,189
Brighthouse Financial, Inc.(a)	278,820	9,895,322
Brown & Brown, Inc.	554,796	17,514,910
CNO Financial Group, Inc.	384,080	6,033,897
First American Financial Corp.	266,405	13,759,818
Genworth Financial, Inc., Class A(a)	1,196,710	3,482,426
Hanover Insurance Group, Inc. (The)	96,960	11,844,634
Kemper Corp.	145,471	12,072,638
Mercury General Corp.	64,801	3,735,778
Old Republic International Corp.	680,156	14,997,440
Primerica, Inc.	101,765	11,688,728
Reinsurance Group of America, Inc.	150,109	22,225,138
RenaissanceRe Holdings Ltd.	100,870	17,595,763
WR Berkley Corp.	345,534	21,492,215
Total		205,825,850

Columbia Mid Cap Index Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, May 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Thrifts & Mortgage Finance 0.6%
LendingTree, Inc.(a)	17,790	6,684,414
New York Community Bancorp, Inc.	1,116,834	11,090,162
Washington Federal, Inc.	193,839	6,119,497
Total		23,894,073
Total Financials		652,178,675
Health Care 9.4%
Biotechnology 0.7%
Exelixis, Inc.(a)	717,250	14,050,928
Ligand Pharmaceuticals, Inc.(a)	48,860	5,246,587
United Therapeutics Corp.(a)	104,488	8,773,857
Total		28,071,372
Health Care Equipment & Supplies 3.7%
Avanos Medical, Inc.(a)	113,400	4,272,912
Cantel Medical Corp.	86,740	5,962,508
Globus Medical, Inc., Class A(a)	181,970	7,151,421
Haemonetics Corp.(a)	121,900	11,823,081
Hill-Rom Holdings, Inc.	159,314	15,318,041
ICU Medical, Inc.(a)	39,680	8,443,904
Inogen, Inc.(a)	42,750	2,756,092
Integra LifeSciences Holdings Corp.(a)	169,060	7,878,196
LivaNova PLC(a)	116,350	8,365,565
Masimo Corp.(a)	116,910	15,284,813
NuVasive, Inc.(a)	123,400	7,152,264
STERIS PLC	202,148	27,023,145
West Pharmaceutical Services, Inc.	177,290	20,317,434
Total		141,749,376
Health Care Providers & Services 2.3%
Acadia Healthcare Co., Inc.(a)	211,390	6,810,986
Amedisys, Inc.(a)	69,610	7,817,899
Chemed Corp.	38,160	12,514,191
Covetrus, Inc.(a)	228,530	5,635,550
Encompass Health Corp.	235,980	13,903,942
HealthEquity, Inc.(a)	129,720	8,478,499
Mednax, Inc.(a)	210,112	5,181,362
Molina Healthcare, Inc.(a)	149,270	21,235,150
Common Stocks (continued)
Issuer	Shares	Value ($)
Patterson Companies, Inc.	197,420	4,149,768
Tenet Healthcare Corp.(a)	198,740	3,966,850
Total		89,694,197
Health Care Technology 0.5%
Allscripts Healthcare Solutions, Inc.(a)	409,453	3,983,978
Medidata Solutions, Inc.(a)	148,830	13,565,854
Total		17,549,832
Life Sciences Tools & Services 1.7%
Bio-Rad Laboratories, Inc., Class A(a)	48,121	13,807,359
Bio-Techne Corp.	90,251	17,874,211
Charles River Laboratories International, Inc.(a)	115,248	14,457,862
Pra Health Sciences, Inc.(a)	140,950	12,224,593
Syneos Health, Inc.(a)	145,550	6,001,026
Total		64,365,051
Pharmaceuticals 0.5%
Catalent, Inc.(a)	348,040	15,835,820
Mallinckrodt PLC(a)	199,560	1,734,176
Prestige Consumer Healthcare, Inc.(a)	123,790	3,593,624
Total		21,163,620
Total Health Care		362,593,448
Industrials 15.1%
Aerospace & Defense 0.8%
Curtiss-Wright Corp.	102,260	11,400,967
Teledyne Technologies, Inc.(a)	86,530	20,403,774
Total		31,804,741
Air Freight & Logistics 0.3%
XPO Logistics, Inc.(a)	220,420	11,481,678
Airlines 0.3%
JetBlue Airways Corp.(a)	732,556	12,621,940
Building Products 0.9%
Lennox International, Inc.	85,762	22,650,602
Resideo Technologies, Inc.(a)	293,870	5,783,362
Trex Company, Inc.(a)	140,680	8,415,477
Total		36,849,441

4	Columbia Mid Cap Index Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, May 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 1.4%
Brink’s Co. (The)	118,640	9,135,280
Clean Harbors, Inc.(a)	121,470	7,788,656
Deluxe Corp.	104,382	3,883,010
Healthcare Services Group, Inc.	176,360	5,574,740
Herman Miller, Inc.	140,749	4,995,182
HNI Corp.	103,945	3,446,816
MSA Safety, Inc.	83,796	8,327,647
Stericycle, Inc.(a)	203,760	9,450,389
Total		52,601,720
Construction & Engineering 1.1%
AECOM (a)	373,035	11,899,816
Dycom Industries, Inc.(a)	75,140	3,920,054
EMCOR Group, Inc.	133,820	10,780,539
Granite Construction, Inc.	111,572	4,484,079
MasTec, Inc.(a)	147,170	6,841,933
Valmont Industries, Inc.	52,441	5,931,602
Total		43,858,023
Electrical Equipment 1.3%
Acuity Brands, Inc.	95,330	11,789,461
EnerSys	102,880	5,784,942
Hubbell, Inc.	130,485	14,945,752
nVent Electric PLC	385,410	8,887,555
Regal Beloit Corp.	102,254	7,433,866
Total		48,841,576
Industrial Conglomerates 0.5%
Carlisle Companies, Inc.	136,884	18,248,006
Machinery 5.0%
AGCO Corp.	153,591	10,223,017
Colfax Corp.(a)	227,150	5,701,465
Crane Co.	121,415	9,283,391
Donaldson Co., Inc.	305,635	14,502,381
Graco, Inc.	395,036	18,653,600
IDEX Corp.	181,133	27,660,820
ITT, Inc.	208,872	12,035,205
Kennametal, Inc.	196,526	6,043,175
Lincoln Electric Holdings, Inc.	151,125	11,476,432
Nordson Corp.	123,296	15,488,444
Common Stocks (continued)
Issuer	Shares	Value ($)
Oshkosh Corp.	167,400	11,917,206
Terex Corp.	148,055	3,963,432
Timken Co. (The)	162,965	7,172,090
Toro Co. (The)	253,640	16,527,182
Trinity Industries, Inc.	318,666	6,143,880
Woodward, Inc.	133,527	14,543,761
Total		191,335,481
Marine 0.3%
Kirby Corp.(a)	128,778	9,964,841
Professional Services 0.7%
ASGN, Inc.(a)	125,840	6,383,863
Insperity, Inc.	89,030	10,140,517
ManpowerGroup, Inc.	144,307	12,341,135
Total		28,865,515
Road & Rail 1.7%
Avis Budget Group, Inc.(a)	152,100	4,313,556
Genesee & Wyoming, Inc., Class A(a)	134,514	12,808,423
Knight-Swift Transportation Holdings, Inc.	297,690	8,228,152
Landstar System, Inc.	95,868	9,227,295
Old Dominion Freight Line, Inc.	155,140	20,546,741
Ryder System, Inc.	126,940	6,410,470
Werner Enterprises, Inc.	104,444	2,911,899
Total		64,446,536
Trading Companies & Distributors 0.8%
GATX Corp.	87,468	6,107,016
MSC Industrial Direct Co., Inc., Class A	107,890	7,623,507
NOW, Inc.(a)	259,150	3,376,725
Watsco, Inc.	76,803	12,088,024
Total		29,195,272
Total Industrials		580,114,770
Information Technology 15.2%
Communications Equipment 1.1%
Ciena Corp.(a)	343,722	12,009,647
InterDigital, Inc.	77,944	4,951,003
Lumentum Holdings, Inc.(a)	181,860	7,359,874
Netscout Systems, Inc.(a)	167,400	4,102,974

Columbia Mid Cap Index Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, May 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Plantronics, Inc.	78,289	3,215,329
Viasat, Inc.(a)	135,870	11,824,766
Total		43,463,593
Electronic Equipment, Instruments & Components 3.8%
Arrow Electronics, Inc.(a)	202,936	12,715,970
Avnet, Inc.	259,120	10,582,461
Belden, Inc.	94,160	4,820,992
Cognex Corp.	408,250	16,574,950
Coherent, Inc.(a)	58,140	6,397,144
Jabil, Inc.	336,460	8,273,551
Littelfuse, Inc.	59,040	9,635,918
National Instruments Corp.	268,626	10,366,277
SYNNEX Corp.	99,140	8,596,429
Tech Data Corp.(a)	89,184	8,084,530
Trimble Navigation Ltd.(a)	601,068	23,982,613
Vishay Intertechnology, Inc.	315,988	4,815,657
Zebra Technologies Corp., Class A(a)	128,735	22,070,329
Total		146,916,821
IT Services 3.2%
CACI International, Inc., Class A(a)	59,420	12,093,158
CoreLogic, Inc.(a)	191,407	7,501,240
KBR, Inc.	336,987	7,487,851
Leidos Holdings, Inc.	349,302	26,312,920
Live Ramp Holdings, Inc.(a)	163,063	8,378,177
MAXIMUS, Inc.	152,470	10,863,487
Perspecta, Inc.	336,090	7,296,514
Sabre Corp.	658,170	13,347,688
Science Applications International Corp.	121,634	9,334,193
WEX, Inc.(a)	103,007	19,462,143
Total		122,077,371
Semiconductors & Semiconductor Equipment 3.4%
Cirrus Logic, Inc.(a)	141,340	5,281,876
Cree, Inc.(a)	246,688	13,602,376
Cypress Semiconductor Corp.	869,602	15,496,308
First Solar, Inc.(a)	180,490	10,475,640
MKS Instruments, Inc.	129,520	9,255,499
Monolithic Power Systems, Inc.	94,360	10,988,222
Semtech Corp.(a)	157,270	6,264,064
Common Stocks (continued)
Issuer	Shares	Value ($)
Silicon Laboratories, Inc.(a)	102,972	9,635,090
Synaptics, Inc.(a)	82,220	2,174,719
Teradyne, Inc.	414,940	17,485,572
Universal Display Corp.	101,330	14,888,417
Versum Materials, Inc.	260,750	13,389,512
Total		128,937,295
Software 3.5%
ACI Worldwide, Inc.(a)	277,558	8,731,975
Blackbaud, Inc.	116,070	8,928,104
CDK Global, Inc.	298,040	14,425,136
CommVault Systems, Inc.(a)	92,135	4,242,817
Fair Isaac Corp.(a)	69,472	20,556,765
j2 Global, Inc.	110,690	9,330,060
LogMeIn, Inc.	121,500	8,727,345
Manhattan Associates, Inc.(a)	155,380	10,172,729
PTC, Inc.(a)	255,150	21,447,909
Teradata Corp.(a)	280,320	9,626,189
Tyler Technologies, Inc.(a)	91,510	19,523,658
Total		135,712,687
Technology Hardware, Storage & Peripherals 0.2%
NCR Corp.(a)	284,250	8,698,050
Total Information Technology		585,805,817
Materials 6.4%
Chemicals 2.6%
Ashland Global Holdings, Inc.	149,650	11,204,295
Cabot Corp.	142,239	5,681,026
Chemours Co. LLC (The)	399,190	8,418,917
Ingevity Corp.(a)	99,460	8,722,642
Minerals Technologies, Inc.	84,195	4,376,456
NewMarket Corp.	20,843	8,066,241
Olin Corp.	394,053	7,727,379
PolyOne Corp.	185,740	4,667,646
RPM International, Inc.	314,611	16,837,981
Scotts Miracle-Gro Co. (The), Class A	93,917	8,408,389
Sensient Technologies Corp.	101,070	6,842,439
Valvoline, Inc.	449,677	7,846,864
Total		98,800,275

6	Columbia Mid Cap Index Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, May 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction Materials 0.2%
Eagle Materials, Inc.	109,690	9,439,921
Containers & Packaging 1.5%
AptarGroup, Inc.	150,392	17,034,902
Bemis Co., Inc.	217,870	12,712,714
Greif, Inc., Class A	62,693	2,221,840
Owens-Illinois, Inc.	367,130	5,874,080
Silgan Holdings, Inc.	184,730	5,355,323
Sonoco Products Co.	238,766	14,762,902
Total		57,961,761
Metals & Mining 1.8%
Allegheny Technologies, Inc.(a)	300,360	6,430,708
Carpenter Technology Corp.	113,232	4,592,690
Commercial Metals Co.	281,112	3,752,845
Compass Minerals International, Inc.	80,954	4,129,464
Reliance Steel & Aluminum Co.	160,301	13,348,264
Royal Gold, Inc.	156,575	13,777,034
Steel Dynamics, Inc.	548,589	13,797,013
United States Steel Corp.	413,970	4,893,126
Worthington Industries, Inc.	93,830	3,203,356
Total		67,924,500
Paper & Forest Products 0.3%
Domtar Corp.	150,376	6,323,311
Louisiana-Pacific Corp.	294,987	6,731,603
Total		13,054,914
Total Materials		247,181,371
Real Estate 10.6%
Equity Real Estate Investment Trusts (REITS) 10.2%
Alexander & Baldwin, Inc.	161,949	3,736,164
American Campus Communities, Inc.	327,483	15,169,013
Brixmor Property Group, Inc.	713,690	12,239,784
Camden Property Trust	230,937	23,869,648
CoreCivic, Inc.	283,625	6,211,388
Coresite Realty Corp.	87,730	10,239,846
Corporate Office Properties Trust	263,511	7,336,146
Cousins Properties, Inc.	1,004,640	9,091,992
CyrusOne, Inc.	258,720	15,274,829
Douglas Emmett, Inc.	386,460	15,570,473
Common Stocks (continued)
Issuer	Shares	Value ($)
EastGroup Properties, Inc.	87,180	9,676,980
EPR Properties	179,010	13,980,681
First Industrial Realty Trust, Inc.	302,540	10,501,163
GEO Group, Inc. (The)	288,505	6,326,915
Healthcare Realty Trust, Inc.	299,430	9,653,623
Highwoods Properties, Inc.	247,484	10,854,648
Hospitality Properties Trust	392,983	9,773,487
JBG SMITH Properties	285,190	11,262,153
Kilroy Realty Corp.	241,285	17,785,117
Lamar Advertising Co., Class A	203,519	15,917,221
Liberty Property Trust	353,581	16,784,490
Life Storage, Inc.	111,440	10,729,443
Mack-Cali Realty Corp.	215,848	4,904,067
Medical Properties Trust, Inc.	910,700	16,192,246
National Retail Properties, Inc.	386,238	20,675,320
Omega Healthcare Investors, Inc.	505,870	18,019,089
Pebblebrook Hotel Trust	311,913	8,680,539
PotlatchDeltic Corp.	162,185	5,457,525
PS Business Parks, Inc.	47,730	7,680,712
Rayonier, Inc.	309,455	8,711,158
Sabra Health Care REIT, Inc.	426,159	8,220,607
Senior Housing Properties Trust	568,135	4,476,904
Tanger Factory Outlet Centers, Inc.	224,500	3,807,520
Taubman Centers, Inc.	146,069	6,479,621
Uniti Group, Inc.	427,734	4,110,524
Urban Edge Properties	287,020	4,951,095
Weingarten Realty Investors	285,877	8,061,731
Total		392,413,862
Real Estate Management & Development 0.4%
Jones Lang LaSalle, Inc.	109,028	13,568,534
Realogy Holdings Corp.	271,210	1,922,879
Total		15,491,413
Total Real Estate		407,905,275

Columbia Mid Cap Index Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, May 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 4.8%
Electric Utilities 1.6%
Allete, Inc.	123,120	10,082,297
Hawaiian Electric Industries, Inc.	260,336	10,814,357
IDACORP, Inc.	120,409	12,073,410
OGE Energy Corp.	477,318	19,837,336
PNM Resources, Inc.	190,360	8,967,860
Total		61,775,260
Gas Utilities 1.9%
National Fuel Gas Co.	206,195	10,992,256
New Jersey Resources Corp.	212,150	10,066,518
ONE Gas, Inc.	125,640	11,001,038
Southwest Gas Holdings, Inc.	126,850	10,800,009
Spire, Inc.	121,260	10,103,383
UGI Corp.	415,461	21,441,942
Total		74,405,146
Multi-Utilities 0.8%
Black Hills Corp.	129,062	9,834,524
MDU Resources Group, Inc.	468,626	11,565,690
NorthWestern Corp.	120,320	8,535,501
Total		29,935,715
Common Stocks (continued)
Issuer	Shares	Value ($)
Water Utilities 0.5%
Aqua America, Inc.	503,398	19,904,357
Total Utilities		186,020,478
Total Common Stocks (Cost $2,850,100,589)		3,810,835,652

Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.497%(b),(c)	37,633,879	37,630,115
Total Money Market Funds (Cost $37,630,115)		37,630,115
Total Investments in Securities (Cost: $2,887,730,704)		3,848,465,767
Other Assets & Liabilities, Net		4,971,862
Net Assets		3,853,437,629

At May 31, 2019, securities and/or cash totaling $2,031,500 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P Mid 400 E-mini	265	06/2019	USD	47,970,300	—	(2,252,414)
8	Columbia Mid Cap Index Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, May 31, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.497%
	53,663,946	156,725,526	(172,755,593)	37,633,879	13	—	286,976	37,630,115
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
Columbia Mid Cap Index Fund | Quarterly Report 2019	9

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, May 31, 2019 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	99,125,781	—	—	—	99,125,781
Consumer Discretionary	463,625,637	—	—	—	463,625,637
Consumer Staples	104,715,607	—	—	—	104,715,607
Energy	121,568,793	—	—	—	121,568,793
Financials	652,178,675	—	—	—	652,178,675
Health Care	362,593,448	—	—	—	362,593,448
Industrials	580,114,770	—	—	—	580,114,770
Information Technology	585,805,817	—	—	—	585,805,817
Materials	247,181,371	—	—	—	247,181,371
Real Estate	407,905,275	—	—	—	407,905,275
Utilities	186,020,478	—	—	—	186,020,478
Total Common Stocks	3,810,835,652	—	—	—	3,810,835,652
Money Market Funds	—	—	—	37,630,115	37,630,115
Total Investments in Securities	3,810,835,652	—	—	37,630,115	3,848,465,767
Investments in Derivatives
Liability
Futures Contracts	(2,252,414)	—	—	—	(2,252,414)
Total	3,808,583,238	—	—	37,630,115	3,846,213,353
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
10	Columbia Mid Cap Index Fund | Quarterly Report 2019

Portfolio of Investments
Columbia Select Mid Cap Value Fund, May 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.0%
Issuer	Shares	Value ($)
Consumer Discretionary 8.5%
Hotels, Restaurants & Leisure 2.7%
Royal Caribbean Cruises Ltd.	329,670	40,140,619
Internet & Direct Marketing Retail 1.0%
Expedia Group, Inc.	129,031	14,838,565
Multiline Retail 2.8%
Dollar Tree, Inc.(a)	399,325	40,567,427
Textiles, Apparel & Luxury Goods 2.0%
Ralph Lauren Corp.	283,316	29,785,011
Total Consumer Discretionary		125,331,622
Consumer Staples 6.2%
Food & Staples Retailing 3.5%
Kroger Co. (The)	1,217,285	27,766,271
U.S. Foods Holding Corp.(a)	666,815	23,045,127
Total		50,811,398
Food Products 2.7%
Tyson Foods, Inc., Class A	526,525	39,957,982
Total Consumer Staples		90,769,380
Energy 6.2%
Energy Equipment & Services 1.4%
TechnipFMC PLC	1,014,280	21,097,024
Oil, Gas & Consumable Fuels 4.8%
Marathon Petroleum Corp.	466,075	21,434,789
Noble Energy, Inc.	1,249,265	26,734,271
WPX Energy, Inc.(a)	2,031,285	21,856,627
Total		70,025,687
Total Energy		91,122,711
Financials 17.3%
Banks 7.2%
Comerica, Inc.	294,575	20,272,652
Popular, Inc.	619,835	32,361,585
Regions Financial Corp.	1,565,815	21,655,222
SunTrust Banks, Inc.	518,830	31,134,988
Total		105,424,447
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 1.5%
Northern Trust Corp.	252,300	21,576,696
Diversified Financial Services 2.9%
Voya Financial, Inc.	839,700	42,765,921
Insurance 5.7%
Hartford Financial Services Group, Inc. (The)	845,563	44,527,347
Lincoln National Corp.	661,715	39,338,957
Total		83,866,304
Total Financials		253,633,368
Health Care 7.6%
Health Care Equipment & Supplies 2.3%
Zimmer Biomet Holdings, Inc.	296,665	33,799,043
Health Care Providers & Services 3.5%
Quest Diagnostics, Inc.	296,685	28,455,058
WellCare Health Plans, Inc.(a)	84,250	23,269,008
Total		51,724,066
Life Sciences Tools & Services 1.8%
Agilent Technologies, Inc.	399,335	26,775,412
Total Health Care		112,298,521
Industrials 13.0%
Aerospace & Defense 3.1%
L3 Technologies, Inc.	185,291	44,851,540
Airlines 2.0%
United Continental Holdings, Inc.(a)	376,880	29,264,732
Electrical Equipment 2.9%
AMETEK, Inc.	518,380	42,450,138
Machinery 2.7%
Ingersoll-Rand PLC	339,383	40,162,584
Road & Rail 2.3%
Norfolk Southern Corp.	174,795	34,109,496
Total Industrials		190,838,490
Information Technology 10.2%
Communications Equipment 2.5%
Motorola Solutions, Inc.	244,610	36,679,270
Columbia Select Mid Cap Value Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Select Mid Cap Value Fund, May 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 3.6%
DXC Technology Co.	409,790	19,481,417
First Data Corp., Class A(a)	1,337,230	33,992,386
Total		53,473,803
Semiconductors & Semiconductor Equipment 4.1%
Marvell Technology Group Ltd.	1,019,175	22,727,602
Teradyne, Inc.	877,350	36,971,529
Total		59,699,131
Total Information Technology		149,852,204
Materials 6.3%
Chemicals 4.9%
Eastman Chemical Co.	466,900	30,311,148
FMC Corp.	579,230	42,544,444
Total		72,855,592
Metals & Mining 1.4%
Freeport-McMoRan, Inc.	2,085,645	20,251,613
Total Materials		93,107,205
Real Estate 10.7%
Equity Real Estate Investment Trusts (REITS) 10.7%
Gaming and Leisure Properties, Inc.	765,800	30,241,442
ProLogis, Inc.	596,700	43,958,889
SL Green Realty Corp.	467,550	40,209,300
Welltower, Inc.	529,840	43,033,605
Total		157,443,236
Total Real Estate		157,443,236
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 13.0%
Electric Utilities 4.8%
Edison International	524,690	31,150,845
Pinnacle West Capital Corp.	412,600	38,747,266
Total		69,898,111
Independent Power and Renewable Electricity Producers 2.4%
AES Corp. (The)	2,210,350	34,923,530
Multi-Utilities 5.8%
Ameren Corp.	616,525	45,215,943
CMS Energy Corp.	725,350	40,699,389
Total		85,915,332
Total Utilities		190,736,973
Total Common Stocks (Cost $1,301,739,748)		1,455,133,710

Money Market Funds 0.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.497%(b),(c)	1,139,971	1,139,857
Total Money Market Funds (Cost $1,139,857)		1,139,857
Total Investments in Securities (Cost: $1,302,879,605)		1,456,273,567
Other Assets & Liabilities, Net		13,731,043
Net Assets		1,470,004,610

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.497%
	28,820,048	32,854,247	(60,534,324)	1,139,971	(15)	—	114,601	1,139,857
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Select Mid Cap Value Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Select Mid Cap Value Fund, May 31, 2019 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	125,331,622	—	—	—	125,331,622
Consumer Staples	90,769,380	—	—	—	90,769,380
Energy	91,122,711	—	—	—	91,122,711
Financials	253,633,368	—	—	—	253,633,368
Health Care	112,298,521	—	—	—	112,298,521
Industrials	190,838,490	—	—	—	190,838,490
Information Technology	149,852,204	—	—	—	149,852,204
Materials	93,107,205	—	—	—	93,107,205
Columbia Select Mid Cap Value Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Select Mid Cap Value Fund, May 31, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Real Estate	157,443,236	—	—	—	157,443,236
Utilities	190,736,973	—	—	—	190,736,973
Total Common Stocks	1,455,133,710	—	—	—	1,455,133,710
Money Market Funds	—	—	—	1,139,857	1,139,857
Total Investments in Securities	1,455,133,710	—	—	1,139,857	1,456,273,567
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
4	Columbia Select Mid Cap Value Fund | Quarterly Report 2019

Portfolio of Investments
Columbia Small Cap Index Fund, May 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.1%
Issuer	Shares	Value ($)
Communication Services 2.0%
Diversified Telecommunication Services 1.2%
ATN International, Inc.	59,614	3,487,419
Cincinnati Bell, Inc.(a)	275,772	1,764,941
Cogent Communications Holdings, Inc.	228,520	13,368,420
Consolidated Communications Holdings, Inc.	390,000	1,560,000
Frontier Communications Corp.(a)	576,900	1,084,572
Iridium Communications, Inc.(a)	534,960	11,464,193
Vonage Holdings Corp.(a)	1,208,960	14,314,086
Total		47,043,631
Entertainment 0.1%
Marcus Corp. (The)	117,983	4,124,686
Interactive Media & Services 0.1%
Care.com, Inc.(a)	142,840	2,041,183
QuinStreet, Inc.(a)	212,839	3,262,822
Total		5,304,005
Media 0.5%
EW Scripps Co. (The), Class A	308,764	4,699,388
Gannett Co., Inc.	627,090	4,928,928
New Media Investment Group, Inc.	298,362	2,753,881
Scholastic Corp.	152,670	5,051,850
TechTarget, Inc.(a)	120,280	2,273,292
Total		19,707,339
Wireless Telecommunication Services 0.1%
Spok Holdings, Inc.	98,549	1,522,582
Total Communication Services		77,702,243
Consumer Discretionary 13.7%
Auto Components 2.0%
American Axle & Manufacturing Holdings, Inc.(a)	612,120	6,188,533
Cooper Tire & Rubber Co.	274,310	7,565,470
Cooper-Standard Holding, Inc.(a)	88,840	3,434,554
Dorman Products, Inc.(a)	159,075	12,990,065
Fox Factory Holding Corp.(a)	208,120	13,948,203
Garrett Motion, Inc.(a)	405,500	6,236,590
Gentherm, Inc.(a)	184,390	6,892,498
LCI Industries	136,207	11,287,474
Common Stocks (continued)
Issuer	Shares	Value ($)
Motorcar Parts of America, Inc.(a)	103,040	1,824,838
Standard Motor Products, Inc.	110,619	4,688,033
Superior Industries International, Inc.	126,104	465,324
Total		75,521,582
Automobiles 0.1%
Winnebago Industries, Inc.	159,660	5,131,472
Distributors 0.2%
Core-Mark Holding Co., Inc.	251,300	9,267,944
Diversified Consumer Services 0.9%
American Public Education, Inc.(a)	89,974	2,517,472
Career Education Corp.(a)	382,248	7,174,795
Regis Corp.(a)	165,320	3,081,565
Strategic Education, Inc.	119,136	20,966,745
Total		33,740,577
Hotels, Restaurants & Leisure 1.8%
BJ’s Restaurants, Inc.	115,472	4,837,122
Bloomin’ Brands, Inc.	500,220	9,659,248
Chuy’s Holdings, Inc.(a)	92,860	2,054,063
Dave & Buster’s Entertainment, Inc.	200,600	9,977,844
Dine Brands Global, Inc.	96,061	9,070,080
El Pollo Loco Holdings, Inc.(a)	122,000	1,278,560
Fiesta Restaurant Group, Inc.(a)	127,780	1,811,920
Monarch Casino & Resort, Inc.(a)	64,795	2,788,129
Red Robin Gourmet Burgers, Inc.(a)	71,024	1,816,794
Ruth’s Hospitality Group, Inc.	154,588	3,535,428
Shake Shack, Inc., Class A(a)	142,400	8,736,240
Wingstop, Inc.	160,710	12,805,373
Total		68,370,801
Household Durables 2.4%
Cavco Industries, Inc.(a)	46,850	6,727,660
Century Communities, Inc.(a)	150,910	4,029,297
Ethan Allen Interiors, Inc.	135,422	2,873,655
Installed Building Products, Inc.(a)	114,730	5,901,711
iRobot Corp.(a)	152,285	13,265,546
La-Z-Boy, Inc.	255,617	8,228,311
LGI Homes, Inc.(a)	102,010	6,957,082
Columbia Small Cap Index Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, May 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
M/I Homes, Inc.(a)	150,773	4,128,165
MDC Holdings, Inc.	268,839	8,449,610
Meritage Homes Corp.(a)	196,351	9,837,185
TopBuild Corp.(a)	190,460	15,097,764
Universal Electronics, Inc.(a)	75,639	2,979,420
William Lyon Homes, Inc., Class A(a)	179,090	3,320,329
Total		91,795,735
Internet & Direct Marketing Retail 0.5%
Liquidity Services, Inc.(a)	145,980	820,408
PetMed Express, Inc.	113,258	1,978,617
Shutterfly, Inc.(a)	186,630	8,861,192
Shutterstock, Inc.	101,860	3,876,792
Stamps.com, Inc.(a)	90,260	3,027,320
Total		18,564,329
Leisure Products 0.4%
Callaway Golf Co.	486,665	7,153,976
Nautilus, Inc.(a)	162,110	436,076
Sturm Ruger & Co., Inc.	95,640	4,754,264
Vista Outdoor, Inc.(a)	315,510	2,419,962
Total		14,764,278
Multiline Retail 0.2%
Big Lots, Inc.	219,410	6,055,716
JCPenney Co., Inc.(a)	1,731,750	1,471,988
Total		7,527,704
Specialty Retail 3.6%
Abercrombie & Fitch Co., Class A	360,720	6,240,456
Asbury Automotive Group, Inc.(a)	106,820	7,924,976
Ascena Retail Group, Inc.(a)	951,850	999,443
Barnes & Noble Education, Inc.(a)	200,633	636,007
Barnes & Noble, Inc.	312,670	1,372,621
Boot Barn Holdings, Inc.(a)	156,210	4,081,767
Buckle, Inc. (The)	155,751	2,344,053
Caleres, Inc.	234,904	4,430,289
Cato Corp. (The), Class A	125,155	1,550,670
Chico’s FAS, Inc.	638,850	2,152,925
Children’s Place, Inc. (The)	88,721	8,220,888
Conn’s, Inc.(a)	133,840	2,402,428
Designer Brands, Inc.	316,200	5,720,058
Common Stocks (continued)
Issuer	Shares	Value ($)
Express, Inc.(a)	375,430	1,130,044
GameStop Corp., Class A	558,630	4,234,415
Genesco, Inc.(a)	95,032	4,274,539
Group 1 Automotive, Inc.	95,455	6,890,897
Guess?, Inc.	274,910	4,445,295
Haverty Furniture Companies, Inc.	103,966	1,810,048
Hibbett Sports, Inc.(a)	100,183	2,216,048
Kirkland’s, Inc.(a)	81,404	328,058
Lithia Motors, Inc., Class A	122,432	13,975,613
Lumber Liquidators Holdings, Inc.(a)	156,798	1,503,693
MarineMax, Inc.(a)	125,109	1,949,198
Monro, Inc.	181,351	14,455,488
Office Depot, Inc.	2,963,730	5,808,911
Rent-A-Center, Inc.(a)	245,450	5,856,437
Restoration Hardware Holdings, Inc.(a)	102,280	8,709,142
Shoe Carnival, Inc.	54,960	1,411,922
Sleep Number Corp.(a)	167,211	5,820,615
Sonic Automotive, Inc., Class A	130,421	2,273,238
Tailored Brands, Inc.	274,450	1,443,607
Tile Shop Holdings, Inc.	214,550	896,819
Vitamin Shoppe, Inc.(a)	85,653	320,342
Zumiez, Inc.(a)	103,508	2,047,388
Total		139,878,338
Textiles, Apparel & Luxury Goods 1.6%
Crocs, Inc.(a)	365,608	7,063,546
Fossil Group, Inc.(a)	250,030	2,447,794
G-III Apparel Group Ltd.(a)	229,840	5,913,783
Kontoor Brands, Inc.(a)	253,070	7,414,951
Movado Group, Inc.	90,393	2,328,524
Oxford Industries, Inc.	92,886	6,617,199
Steven Madden Ltd.	428,283	12,959,844
Unifi, Inc.(a)	79,570	1,499,894
Vera Bradley, Inc.(a)	115,850	1,268,557
Wolverine World Wide, Inc.	501,402	14,009,172
Total		61,523,264
Total Consumer Discretionary		526,086,024

2	Columbia Small Cap Index Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, May 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 3.4%
Beverages 0.3%
Coca-Cola Bottling Co. Consolidated	25,430	7,680,114
MGP Ingredients, Inc.	69,680	4,195,433
Total		11,875,547
Food & Staples Retailing 0.3%
Andersons, Inc. (The)	144,219	3,918,430
SpartanNash Co.	196,959	2,272,907
The Chefs’ Warehouse(a)	126,430	4,004,038
United Natural Foods, Inc.(a)	281,120	2,853,368
Total		13,048,743
Food Products 1.5%
B&G Foods, Inc.	359,606	7,893,352
Calavo Growers, Inc.	85,662	7,491,142
Cal-Maine Foods, Inc.	165,676	6,133,326
Darling Ingredients, Inc.(a)	902,073	17,049,180
Dean Foods Co.	501,000	551,100
J&J Snack Foods Corp.	82,317	13,240,689
John B. Sanfilippo & Son, Inc.	48,150	3,690,697
Seneca Foods Corp., Class A(a)	36,283	896,190
Total		56,945,676
Household Products 0.5%
Central Garden & Pet Co.(a)	56,560	1,592,164
Central Garden & Pet Co., Class A(a)	224,762	5,747,164
WD-40 Co.	75,739	11,840,278
Total		19,179,606
Personal Products 0.6%
Avon Products, Inc.(a)	2,423,820	9,113,563
Inter Parfums, Inc.	94,739	6,137,192
Medifast, Inc.	65,029	8,385,490
Total		23,636,245
Tobacco 0.2%
Universal Corp.	136,790	7,731,371
Total Consumer Staples		132,417,188
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 3.7%
Energy Equipment & Services 2.0%
Archrock, Inc.	714,470	6,337,349
C&J Energy Services, Inc.(a)	336,580	3,985,107
Diamond Offshore Drilling, Inc.(a)	353,880	2,785,036
DMC Global Inc	77,700	5,255,628
Dril-Quip, Inc.(a)	199,350	8,223,187
Era Group, Inc.(a)	112,069	823,707
Exterran Corp.(a)	172,260	2,377,188
Geospace Technologies Corp.(a)	74,690	934,372
Gulf Island Fabrication, Inc.(a)	75,947	607,576
Helix Energy Solutions Group, Inc.(a)	766,210	5,179,580
KLX Energy Services Holdings, Inc.(a)	122,510	2,413,447
Matrix Service Co.(a)	146,736	2,655,922
Nabors Industries Ltd.	1,788,730	4,221,403
Newpark Resources, Inc.(a)	494,570	3,457,044
Noble Corp. PLC(a)	1,362,520	2,643,289
Oil States International, Inc.(a)	331,440	5,515,161
Pioneer Energy Services Corp.(a)	429,818	135,393
ProPetro Holding Corp.(a)	406,450	7,893,259
SEACOR Holdings, Inc.(a)	94,474	3,931,063
Superior Energy Services, Inc.(a)	854,270	1,383,917
Tetra Technologies, Inc.(a)	688,699	1,060,596
US Silica Holdings, Inc.	400,770	4,159,993
Total		75,979,217
Oil, Gas & Consumable Fuels 1.7%
Bonanza Creek Energy, Inc.(a)	102,500	2,001,825
Carrizo Oil & Gas, Inc.(a)	466,835	4,752,380
CONSOL Energy, Inc.(a)	150,320	3,941,390
Denbury Resources, Inc.(a)	2,522,520	3,632,429
Green Plains, Inc.	211,350	2,758,118
Gulfport Energy Corp.(a)	812,550	4,444,649
HighPoint Resources Corp.(a)	605,470	1,132,229
Laredo Petroleum, Inc.(a)	833,010	2,199,146
Par Pacific Holdings, Inc.(a)	164,090	3,216,164
PDC Energy, Inc.(a)	362,387	11,060,051
Penn Virginia Corp.(a)	73,650	2,246,325
Renewable Energy Group, Inc.(a)	204,350	3,196,034
REX American Resources Corp.(a)	31,200	2,105,064

Columbia Small Cap Index Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, May 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Ring Energy, Inc.(a)	327,020	1,157,651
SRC Energy, Inc.(a)	1,332,670	6,316,856
Unit Corp.(a)	297,840	2,865,221
Whiting Petroleum Corp.(a)	498,510	9,162,614
Total		66,188,146
Total Energy		142,167,363
Financials 17.9%
Banks 8.7%
Ameris Bancorp	218,600	7,714,394
Banc of California, Inc.	233,650	3,091,190
Banner Corp.	171,173	8,637,390
Berkshire Hills Bancorp, Inc.	250,090	7,300,127
Boston Private Financial Holdings, Inc.	458,915	4,703,879
Brookline Bancorp, Inc.	437,004	6,271,007
Central Pacific Financial Corp.	158,090	4,393,321
City Holding Co.	90,990	6,646,820
Columbia Banking System, Inc.	401,395	13,386,523
Community Bank System, Inc.	281,140	17,377,263
Customers Bancorp, Inc.(a)	156,650	3,089,138
CVB Financial Corp.	559,794	11,503,767
Eagle Bancorp, Inc.	173,470	9,207,788
Fidelity Southern Corp.	121,060	3,410,260
First BanCorp	1,190,149	11,853,884
First Commonwealth Financial Corp.	540,402	6,792,853
First Financial Bancorp	539,025	12,031,038
First Midwest Bancorp, Inc.	585,362	11,408,705
Franklin Financial Network, Inc.	66,900	1,756,125
Glacier Bancorp, Inc.	463,047	18,248,682
Great Western Bancorp, Inc.	311,930	9,691,665
Hanmi Financial Corp.	169,410	3,493,234
Heritage Financial Corp.	181,840	5,109,704
Hope Bancorp, Inc.	659,112	8,482,771
Independent Bank Corp.	188,286	13,057,634
LegacyTexas Financial Group, Inc.	247,433	9,031,304
National Bank Holdings Corp., Class A	142,030	4,983,833
NBT Bancorp, Inc.	239,580	8,612,901
OFG Bancorp	238,860	4,485,791
Old National Bancorp	825,276	13,154,899
Opus Bank	118,350	2,375,285
Common Stocks (continued)
Issuer	Shares	Value ($)
Pacific Premier Bancorp, Inc.	246,520	6,976,516
Preferred Bank	76,400	3,344,028
S&T Bancorp, Inc.	189,647	7,149,692
Seacoast Banking Corp. of Florida(a)	281,150	6,519,869
ServisFirst Bancshares, Inc.	251,950	7,896,113
Simmons First National Corp., Class A	505,924	11,540,126
Southside Bancshares, Inc.	173,495	5,650,732
Tompkins Financial Corp.	67,963	5,371,116
Triumph Bancorp, Inc.(a)	134,580	3,777,661
United Community Banks, Inc.	434,205	11,510,775
Veritex Holdings, Inc.	247,351	6,290,136
Westamerica Bancorporation	147,310	8,822,396
Total		336,152,335
Capital Markets 0.9%
Blucora, Inc.(a)	264,079	8,178,527
Donnelley Financial Solution, Inc.(a)	186,906	2,304,551
Greenhill & Co., Inc.	96,360	1,442,509
INTL FCStone, Inc.(a)	87,800	3,051,928
Piper Jaffray Companies	80,198	5,679,622
Virtus Investment Partners, Inc.	38,407	3,901,767
Waddell & Reed Financial, Inc., Class A	418,180	6,753,607
WisdomTree Investments, Inc.	645,980	3,882,340
Total		35,194,851
Consumer Finance 1.2%
Encore Capital Group, Inc.(a)	140,435	4,822,538
Enova International, Inc.(a)	183,481	3,917,319
Ezcorp, Inc., Class A(a)	287,484	2,524,110
FirstCash, Inc.	238,665	22,606,349
PRA Group, Inc.(a)	248,194	6,852,636
World Acceptance Corp.(a)	35,850	4,742,596
Total		45,465,548
Insurance 3.6%
Ambac Financial Group, Inc.(a)	248,400	3,775,680
American Equity Investment Life Holding Co.	495,810	14,036,381
AMERISAFE, Inc.	105,570	6,288,805
eHealth, Inc.(a)	100,488	7,090,433
Employers Holdings, Inc.	179,856	7,471,218
HCI Group, Inc.	37,160	1,510,554

4	Columbia Small Cap Index Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, May 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Horace Mann Educators Corp.	224,537	9,095,994
James River Group Holdings Ltd.	164,730	7,346,958
ProAssurance Corp.	293,846	11,025,102
RLI Corp.	214,596	18,429,505
Safety Insurance Group, Inc.	79,557	7,250,030
Selective Insurance Group, Inc.	323,049	23,146,461
Stewart Information Services Corp.	129,980	5,346,077
Third Point Reinsurance Ltd.(a)	405,270	4,117,543
United Fire Group, Inc.	116,935	5,488,929
United Insurance Holdings Corp.	117,750	1,587,270
Universal Insurance Holdings, Inc.	175,910	5,108,426
Total		138,115,366
Mortgage Real Estate Investment Trusts (REITS) 1.7%
Apollo Commercial Real Estate Finance, Inc.	743,740	13,669,941
ARMOUR Residential REIT, Inc.	321,520	5,594,448
Capstead Mortgage Corp.	468,665	3,707,140
Granite Point Mortgage Trust, Inc.	294,320	5,471,409
Invesco Mortgage Capital, Inc.	699,520	10,765,613
New York Mortgage Trust, Inc.	1,114,600	6,732,184
PennyMac Mortgage Investment Trust	416,020	8,653,216
Redwood Trust, Inc.	529,280	8,431,430
Total		63,025,381
Thrifts & Mortgage Finance 1.8%
Axos Financial, Inc.(a)	295,130	8,060,000
Dime Community Bancshares, Inc.	168,074	2,988,356
Flagstar Bancorp, Inc.	157,700	4,964,396
HomeStreet, Inc.(a)	147,890	4,207,470
Meta Financial Group, Inc.	151,170	3,956,119
NMI Holdings, Inc., Class A(a)	363,920	9,920,459
Northfield Bancorp, Inc.	259,050	3,888,341
Northwest Bancshares, Inc.	568,056	9,526,299
Oritani Financial Corp.	209,488	3,351,808
Provident Financial Services, Inc.	335,541	7,999,297
TrustCo Bank Corp.	530,025	3,911,585
Walker & Dunlop, Inc.	152,510	7,666,678
Total		70,440,808
Total Financials		688,394,289
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 11.3%
Biotechnology 2.4%
Acorda Therapeutics, Inc.(a)	216,595	2,012,168
AMAG Pharmaceuticals, Inc.(a)	190,170	1,812,320
Anika Therapeutics, Inc.(a)	77,850	2,958,300
Arrowhead Pharmaceuticals, Inc.(a)	514,410	12,196,661
Cytokinetics, Inc.(a)	316,280	3,279,824
Eagle Pharmaceuticals, Inc.(a)	56,450	2,868,224
Emergent Biosolutions, Inc.(a)	246,839	9,853,813
Enanta Pharmaceuticals, Inc.(a)	86,280	7,805,752
Momenta Pharmaceuticals, Inc.(a)	539,681	6,276,490
Myriad Genetics, Inc.(a)	401,420	9,943,173
Progenics Pharmaceuticals, Inc.(a)	463,170	1,940,682
REGENXBIO, Inc.(a)	167,600	7,210,152
Repligen Corp.(a)	227,440	15,800,257
Spectrum Pharmaceuticals, Inc.(a)	577,965	4,253,822
Vanda Pharmaceuticals, Inc.(a)	288,400	4,233,712
Total		92,445,350
Health Care Equipment & Supplies 2.9%
Angiodynamics, Inc.(a)	203,450	3,822,826
Cardiovascular Systems, Inc.(a)	190,780	7,430,881
CONMED Corp.	141,878	11,418,341
CryoLife, Inc.(a)	186,590	5,364,462
Cutera, Inc.(a)	76,170	1,283,465
Heska Corp.(a)	37,420	2,623,142
Integer Holdings Corp.(a)	163,892	11,488,829
Invacare Corp.	181,862	1,078,442
Lantheus Holdings, Inc.(a)	211,180	5,066,208
LeMaitre Vascular, Inc.	86,900	2,242,889
Meridian Bioscience, Inc.	232,770	2,630,301
Merit Medical Systems, Inc.(a)	300,788	15,529,684
Natus Medical, Inc.(a)	185,050	4,607,745
Neogen Corp.(a)	285,325	16,078,064
OraSure Technologies, Inc.(a)	337,820	2,803,906
Orthofix Medical, Inc.(a)	104,430	5,151,532
SurModics, Inc.(a)	73,859	2,995,721
Tactile Systems Technology, Inc.(a)	93,430	4,487,443
Varex Imaging Corp.(a)	208,830	5,571,584
Total		111,675,465

Columbia Small Cap Index Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, May 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 2.6%
Addus HomeCare Corp.(a)	55,250	3,777,995
AMN Healthcare Services, Inc.(a)	256,770	12,437,939
BioTelemetry, Inc.(a)	184,120	8,811,983
Community Health Systems, Inc.(a)	636,750	1,693,755
Corvel Corp.(a)	50,028	3,701,071
Cross Country Healthcare, Inc.(a)	197,991	1,407,716
Diplomat Pharmacy, Inc.(a)	310,090	1,432,616
Ensign Group, Inc. (The)	271,368	14,453,060
LHC Group, Inc.(a)	160,010	18,125,933
Magellan Health, Inc.(a)	131,076	8,654,948
Owens & Minor, Inc.	341,140	917,667
Providence Service Corp. (The)(a)	60,470	3,911,199
Select Medical Holdings Corp.(a)	592,820	8,329,121
Tivity Health, Inc.(a)	258,887	4,737,632
U.S. Physical Therapy, Inc.	69,490	7,762,728
Total		100,155,363
Health Care Technology 1.2%
Computer Programs & Systems, Inc.	65,581	1,692,646
HealthStream, Inc.(a)	139,919	3,497,975
HMS Holdings Corp.(a)	467,160	14,215,679
NextGen Healthcare, Inc.(a)	262,173	5,046,830
Omnicell, Inc.(a)	223,515	17,758,267
Tabula Rasa HealthCare, Inc.(a)	96,080	4,339,933
Total		46,551,330
Life Sciences Tools & Services 0.8%
Cambrex Corp.(a)	184,123	7,328,096
Luminex Corp.	227,614	4,802,655
Medpace Holdings, Inc.(a)	142,730	7,704,566
NeoGenomics, Inc.(a)	556,330	12,077,924
Total		31,913,241
Pharmaceuticals 1.4%
Akorn, Inc.(a)	515,980	2,125,838
Amphastar Pharmaceuticals, Inc.(a)	189,410	3,646,142
ANI Pharmaceuticals, Inc.(a)	45,450	3,166,047
Assertio Therapeutics, Inc.(a)	350,290	1,026,350
Corcept Therapeutics, Inc.(a)	571,940	5,593,573
Endo International PLC(a)	1,094,160	5,416,092
Common Stocks (continued)
Issuer	Shares	Value ($)
Innoviva, Inc.(a)	371,180	5,074,031
Lannett Co., Inc.(a)	187,250	984,935
Medicines Co. (The)(a)	360,137	12,838,884
Phibro Animal Health Corp., Class A	111,130	3,287,225
Supernus Pharmaceuticals, Inc.(a)	286,630	8,607,499
Total		51,766,616
Total Health Care		434,507,365
Industrials 18.9%
Aerospace & Defense 2.7%
AAR Corp.	178,813	5,380,483
Aerojet Rocketdyne Holdings, Inc.(a)	395,107	15,243,228
Aerovironment, Inc.(a)	116,669	7,554,318
Axon Enterprise, Inc.(a)	322,290	21,522,526
Cubic Corp.	157,007	8,858,335
Mercury Systems, Inc.(a)	297,389	20,448,467
Moog, Inc., Class A	177,754	14,650,485
National Presto Industries, Inc.	27,537	2,695,597
Triumph Group, Inc.	273,210	5,297,542
Total		101,650,981
Air Freight & Logistics 0.6%
Atlas Air Worldwide Holdings, Inc.(a)	141,065	4,992,290
Echo Global Logistics, Inc.(a)	152,400	2,997,708
Forward Air Corp.	157,719	8,805,452
HUB Group, Inc., Class A(a)	186,877	7,280,728
Total		24,076,178
Airlines 0.9%
Allegiant Travel Co.	70,462	9,872,431
Hawaiian Holdings, Inc.	265,280	6,626,694
Skywest, Inc.	282,889	16,611,242
Total		33,110,367
Building Products 1.8%
AAON, Inc.	222,109	10,081,528
American Woodmark Corp.(a)	82,250	5,962,303
Apogee Enterprises, Inc.	148,880	5,396,900
Gibraltar Industries, Inc.(a)	175,807	6,276,310
Griffon Corp.	189,585	2,726,232
Insteel Industries, Inc.	100,040	1,828,731
Patrick Industries, Inc.(a)	124,240	5,067,750

6	Columbia Small Cap Index Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, May 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
PGT, Inc.(a)	318,210	4,760,422
Quanex Building Products Corp.	182,434	2,829,551
Simpson Manufacturing Co., Inc.	221,106	13,452,089
Universal Forest Products, Inc.	333,590	10,758,277
Total		69,140,093
Commercial Services & Supplies 2.7%
ABM Industries, Inc.	362,728	13,148,890
Brady Corp., Class A	269,126	12,460,534
Interface, Inc.	325,719	4,713,154
LSC Communications, Inc.	182,516	885,203
Matthews International Corp., Class A	174,600	5,941,638
Mobile Mini, Inc.	244,799	7,507,985
Multi-Color Corp.	76,430	3,801,628
Pitney Bowes, Inc.	1,029,570	3,757,931
RR Donnelley & Sons Co.	385,923	856,749
Team, Inc.(a)	164,750	2,392,170
Tetra Tech, Inc.	302,484	20,423,720
U.S. Ecology, Inc.	120,910	7,196,563
Unifirst Corp.	84,562	13,426,754
Viad Corp.	110,672	6,954,628
Total		103,467,547
Construction & Engineering 0.6%
Aegion Corp.(a)	174,108	2,507,155
Arcosa, Inc.	266,440	9,029,652
Comfort Systems U.S.A., Inc.	201,993	9,530,030
MYR Group, Inc.(a)	90,750	2,930,317
Total		23,997,154
Electrical Equipment 0.4%
AZZ, Inc.	142,915	6,013,863
Encore Wire Corp.	114,384	5,708,906
Powell Industries, Inc.	48,015	1,652,676
Vicor Corp.(a)	88,859	2,693,316
Total		16,068,761
Industrial Conglomerates 0.2%
Raven Industries, Inc.	196,980	6,451,095
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 5.5%
Actuant Corp., Class A	334,874	7,414,110
Alamo Group, Inc.	52,740	5,006,608
Albany International Corp., Class A	158,872	11,132,161
Astec Industries, Inc.	124,897	3,675,719
Barnes Group, Inc.	258,840	13,387,205
Briggs & Stratton Corp.	230,674	2,168,336
Chart Industries, Inc.(a)	173,100	13,264,653
CIRCOR International, Inc.(a)	108,782	4,597,127
EnPro Industries, Inc.	113,863	6,318,258
ESCO Technologies, Inc.	141,992	9,923,821
Federal Signal Corp.	329,526	7,872,376
Franklin Electric Co., Inc.	210,416	9,222,533
Greenbrier Companies, Inc. (The)	177,230	4,822,428
Harsco Corp.(a)	435,790	10,894,750
Hillenbrand, Inc.	342,565	12,753,695
John Bean Technologies Corp.	172,688	17,709,154
Lindsay Corp.	59,088	4,690,405
Lydall, Inc.(a)	96,128	1,737,994
Mueller Industries, Inc.	310,210	8,360,160
Proto Labs, Inc.(a)	147,830	14,834,741
SPX Corp.(a)	238,300	7,087,042
SPX FLOW, Inc.(a)	233,120	8,322,384
Standex International Corp.	69,318	4,508,443
Tennant Co.	99,260	5,718,369
Titan International, Inc.	275,730	1,163,581
Wabash National Corp.	302,140	4,081,911
Watts Water Technologies, Inc., Class A	151,335	12,317,156
Total		212,985,120
Marine 0.2%
Matson, Inc.	234,620	8,028,696
Professional Services 2.1%
Exponent, Inc.	282,130	15,813,386
Forrester Research, Inc.	56,030	2,551,046
FTI Consulting, Inc.(a)	207,440	17,408,365
Heidrick & Struggles International, Inc.	104,002	3,157,501
Kelly Services, Inc., Class A	170,859	4,015,187
Korn/Ferry International	310,497	13,376,211

Columbia Small Cap Index Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, May 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Navigant Consulting, Inc.	221,992	4,883,824
Resources Connection, Inc.	163,377	2,507,837
TrueBlue, Inc.(a)	219,541	4,663,051
Wageworks, Inc.(a)	217,150	10,850,985
Total		79,227,393
Road & Rail 0.5%
ArcBest Corp.	140,085	3,511,931
Heartland Express, Inc.	260,326	4,654,629
Marten Transport Ltd.	211,873	3,733,202
Saia, Inc.(a)	141,590	8,353,810
Total		20,253,572
Trading Companies & Distributors 0.7%
Applied Industrial Technologies, Inc.	212,341	11,536,487
DXP Enterprises, Inc.(a)	87,590	2,822,150
GMS, Inc.(a)	181,330	3,053,597
Kaman Corp.	152,691	8,491,146
Veritiv Corp.(a)	69,690	1,230,725
Total		27,134,105
Total Industrials		725,591,062
Information Technology 14.1%
Communications Equipment 1.3%
ADTRAN, Inc.	261,740	4,104,083
Applied Optoelectronics, Inc.(a)	103,480	896,137
CalAmp Corp.(a)	187,685	1,906,880
Comtech Telecommunications Corp.	130,967	2,769,952
Digi International, Inc.(a)	151,617	1,651,109
Extreme Networks, Inc.(a)	639,670	3,601,342
Finisar Corp.(a)	645,930	13,551,611
Harmonic, Inc.(a)	485,826	2,536,012
NETGEAR, Inc.(a)	172,605	4,349,646
Viavi Solutions, Inc.(a)	1,249,070	15,051,294
Total		50,418,066
Electronic Equipment, Instruments & Components 4.1%
Anixter International, Inc.(a)	157,751	8,417,593
Arlo Technologies, Inc.(a)	406,807	1,395,348
Badger Meter, Inc.	159,496	8,421,389
Bel Fuse, Inc., Class B	55,180	953,510
Benchmark Electronics, Inc.	211,221	4,665,872
Common Stocks (continued)
Issuer	Shares	Value ($)
Control4 Corp.(a)	145,290	3,437,561
CTS Corp.	179,337	4,745,257
Daktronics, Inc.	217,013	1,347,651
ePlus, Inc.(a)	74,570	5,269,116
Fabrinet (a)	201,880	8,608,163
FARO Technologies, Inc.(a)	94,516	4,168,156
II-VI, Inc.(a)	326,463	10,260,732
Insight Enterprises, Inc.(a)	194,504	10,013,066
Itron, Inc.(a)	184,100	10,429,265
KEMET Corp.	316,580	5,033,622
Knowles Corp.(a)	494,250	7,774,553
Methode Electronics, Inc.	202,631	4,990,802
MTS Systems Corp.	98,071	5,321,332
OSI Systems, Inc.(a)	92,067	9,537,221
Park Electrochemical Corp.	105,537	1,576,723
Plexus Corp.(a)	169,364	8,388,599
Rogers Corp.(a)	101,016	13,939,198
Sanmina Corp.(a)	374,890	9,968,325
Scansource, Inc.(a)	140,805	4,112,914
TTM Technologies, Inc.(a)	508,953	4,341,369
Total		157,117,337
IT Services 1.9%
Cardtronics PLC, Class A(a)	205,288	6,199,698
CSG Systems International, Inc.	180,717	8,105,157
EVERTEC, Inc.	329,120	9,432,579
ExlService Holdings, Inc.(a)	188,040	11,143,250
Mantech International Corp., Class A	145,630	8,937,313
NIC, Inc.	365,045	5,826,118
Perficient, Inc.(a)	181,753	5,530,744
Sykes Enterprises, Inc.(a)	217,973	5,397,012
TTEC Holdings, Inc.	75,925	3,012,704
Unisys Corp.(a)	279,540	2,711,538
Virtusa Corp.(a)	150,808	6,394,259
Total		72,690,372
Semiconductors & Semiconductor Equipment 3.5%
Advanced Energy Industries, Inc.(a)	209,303	10,500,732
Axcelis Technologies, Inc.(a)	178,370	2,645,227
Brooks Automation, Inc.	388,749	13,796,702
Cabot Microelectronics Corp.	158,627	15,461,374

8	Columbia Small Cap Index Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, May 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Ceva, Inc.(a)	119,985	2,739,258
Cohu, Inc.	222,976	3,244,301
Diodes, Inc.(a)	223,927	6,926,062
DSP Group, Inc.(a)	105,793	1,477,928
Formfactor, Inc.(a)	408,030	5,859,311
Ichor Holdings Ltd.(a)	121,810	2,570,191
Kopin Corp.(a)	367,659	422,808
Kulicke & Soffa Industries, Inc.	362,355	7,026,063
MaxLinear, Inc., Class A(a)	346,770	7,341,121
Nanometrics, Inc.(a)	134,030	3,813,153
PDF Solutions, Inc.(a)	152,060	1,847,529
Photronics, Inc.(a)	367,300	2,978,803
Power Integrations, Inc.	158,334	10,317,043
Rambus, Inc.(a)	597,390	6,786,350
Rudolph Technologies, Inc.(a)	169,325	3,906,328
SMART Global Holdings, Inc.(a)	68,840	1,172,345
SolarEdge Technologies, Inc.(a)	243,320	13,037,086
Ultra Clean Holdings, Inc.(a)	213,740	2,725,185
Veeco Instruments, Inc.(a)	263,184	3,023,984
Xperi Corp.	266,534	5,599,879
Total		135,218,763
Software 2.7%
8x8, Inc.(a)	524,040	12,645,085
Agilysys, Inc.(a)	96,704	2,108,147
Alarm.com Holdings, Inc.(a)	192,690	11,235,754
Bottomline Technologies de, Inc.(a)	205,242	8,964,971
Ebix, Inc.	120,488	5,654,502
LivePerson, Inc.(a)	322,252	8,968,273
MicroStrategy, Inc., Class A(a)	45,149	6,000,754
Monotype Imaging Holdings, Inc.	225,031	3,665,755
OneSpan, Inc.(a)	171,893	2,397,907
Progress Software Corp.	247,373	10,132,398
Qualys, Inc.(a)	185,530	16,439,813
SPS Commerce, Inc.(a)	97,300	9,917,789
TiVo Corp.	683,710	4,922,712
Total		103,053,860
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 0.6%
3D Systems Corp.(a)	626,410	5,067,657
Cray, Inc.(a)	224,010	7,842,590
Diebold, Inc.(a)	419,450	3,565,325
Electronics for Imaging, Inc.(a)	233,618	8,562,100
Total		25,037,672
Total Information Technology		543,536,070
Materials 4.0%
Chemicals 2.5%
AdvanSix, Inc.(a)	159,020	3,876,908
American Vanguard Corp.	146,171	1,941,151
Balchem Corp.	176,812	16,035,080
Ferro Corp.(a)	457,420	6,193,467
FutureFuel Corp.	141,390	1,467,628
Hawkins, Inc.	52,667	1,872,838
HB Fuller Co.	278,613	10,985,711
Innophos Holdings, Inc.	107,440	2,856,830
Innospec, Inc.	133,860	10,803,841
Koppers Holdings, Inc.(a)	112,582	3,001,436
Kraton Performance Polymers, Inc.(a)	174,895	4,279,681
Livent Corp.(a)	799,860	5,055,115
LSB Industries, Inc.(a)	112,055	375,384
Quaker Chemical Corp.	73,073	13,215,983
Rayonier Advanced Materials, Inc.	269,960	1,762,839
Stepan Co.	111,019	9,421,072
Tredegar Corp.	139,948	2,181,789
Total		95,326,753
Construction Materials 0.1%
U.S. Concrete, Inc.(a)	86,640	4,034,825
Containers & Packaging 0.1%
Myers Industries, Inc.	193,679	3,277,049
Metals & Mining 0.7%
AK Steel Holding Corp.(a)	1,732,895	2,980,579
Century Aluminum Co.(a)	270,294	1,510,943
Haynes International, Inc.	68,574	1,997,561
Kaiser Aluminum Corp.	88,169	7,857,621
Materion Corp.	110,869	6,702,031
Olympic Steel, Inc.	50,054	619,669

Columbia Small Cap Index Fund | Quarterly Report 2019	9

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, May 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
SunCoke Energy, Inc.(a)	354,767	2,603,990
TimkenSteel Corp.(a)	215,140	1,529,645
Total		25,802,039
Paper & Forest Products 0.6%
Boise Cascade Co.	212,070	4,707,954
Clearwater Paper Corp.(a)	90,181	1,452,816
Mercer International, Inc.	235,760	3,378,441
Neenah, Inc.	92,365	5,279,583
PH Glatfelter Co.	241,129	3,515,661
Schweitzer-Mauduit International, Inc.	169,267	5,296,364
Total		23,630,819
Total Materials		152,071,485
Real Estate 7.0%
Equity Real Estate Investment Trusts (REITS) 6.6%
Acadia Realty Trust	446,782	12,219,488
Agree Realty Corp.	205,865	13,782,662
American Assets Trust, Inc.	207,420	9,414,794
Armada Hoffler Properties, Inc.	275,760	4,550,040
CareTrust REIT, Inc.	518,296	12,599,776
CBL & Associates Properties, Inc.	950,310	773,837
Cedar Realty Trust, Inc.	471,886	1,335,437
Chatham Lodging Trust	255,060	4,856,342
Chesapeake Lodging Trust	332,900	9,577,533
Community Healthcare Trust, Inc.	97,420	3,812,045
DiamondRock Hospitality Co.	1,103,328	10,933,981
Easterly Government Properties, Inc.	372,540	6,858,461
Four Corners Property Trust, Inc.	374,444	10,769,010
Franklin Street Properties Corp.	587,465	4,253,247
Getty Realty Corp.	185,826	5,753,173
Global Net Lease, Inc.	459,320	8,456,081
Hersha Hospitality Trust	197,500	3,367,375
Independence Realty Trust, Inc.	488,980	5,369,000
Innovative Industrial Properties, Inc.	53,560	4,500,647
iStar, Inc.	354,310	3,900,953
Kite Realty Group Trust	459,220	6,980,144
Lexington Realty Trust	1,145,869	10,507,619
LTC Properties, Inc.	217,571	9,736,302
National Storage Affiliates Trust	310,630	9,253,668
NorthStar Realty Europe Corp.	272,900	4,494,663
Common Stocks (continued)
Issuer	Shares	Value ($)
Office Properties Income Trust	263,435	6,298,731
Pennsylvania Real Estate Investment Trust	326,374	2,092,057
Retail Opportunity Investments Corp.	624,460	10,453,460
RPT Realty	439,120	5,344,090
Saul Centers, Inc.	63,422	3,405,127
Summit Hotel Properties, Inc.	574,050	6,561,392
Universal Health Realty Income Trust	69,286	5,679,373
Urstadt Biddle Properties, Inc., Class A	163,886	3,585,826
Washington Prime Group, Inc.	1,019,400	4,179,540
Washington Real Estate Investment Trust	437,920	11,653,051
Whitestone REIT	217,920	2,761,046
Xenia Hotels & Resorts, Inc.	617,250	12,906,698
Total		252,976,669
Real Estate Management & Development 0.4%
HFF, Inc., Class A	215,137	9,289,616
Marcus & Millichap, Inc.(a)	117,440	3,586,617
RE/MAX Holdings, Inc., Class A	97,260	2,880,841
Total		15,757,074
Total Real Estate		268,733,743
Utilities 2.1%
Electric Utilities 0.3%
El Paso Electric Co.	223,195	12,989,949
Gas Utilities 0.7%
Northwest Natural Holding Co.	158,305	10,894,550
South Jersey Industries, Inc.	505,746	15,956,287
Total		26,850,837
Multi-Utilities 0.4%
Avista Corp.	360,024	15,034,602
Water Utilities 0.7%
American States Water Co.	201,464	14,694,784
California Water Service Group	263,340	12,961,595
Total		27,656,379
Total Utilities		82,531,767
Total Common Stocks (Cost $3,095,802,149)		3,773,738,599

10	Columbia Small Cap Index Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, May 31, 2019 (Unaudited)
Exchange-Traded Funds 0.9%
	Shares	Value ($)
iShares Core S&P Small-Cap ETF	495,000	36,219,150
Total Exchange-Traded Funds (Cost $36,065,700)		36,219,150

Rights 0.0%
Issuer	Shares	Value ($)
Industrials 0.0%
Industrial Conglomerates 0.0%
A. Schulman, Inc. CVR(a),(b),(c)	164,023	328,046
Total Industrials		328,046
Total Rights (Cost $328,046)		328,046

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.497%(d),(e)	48,598,351	48,593,492
Total Money Market Funds (Cost $48,593,492)		48,593,492
Total Investments in Securities (Cost: $3,180,789,387)		3,858,879,287
Other Assets & Liabilities, Net		(10,443,709)
Net Assets		3,848,435,578

At May 31, 2019, securities and/or cash totaling $1,988,000 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 E-mini	589	06/2019	USD	43,188,425	—	(1,759,230)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2019, the total value of these securities amounted to $328,046, which represents 0.01% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	The rate shown is the seven-day current annualized yield at May 31, 2019.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.497%
	82,523,982	129,983,922	(163,909,553)	48,598,351	(10)	—	372,060	48,593,492
Abbreviation Legend
CVR	Contingent Value Rights
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Small Cap Index Fund | Quarterly Report 2019	11

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, May 31, 2019 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	77,702,243	—	—	—	77,702,243
Consumer Discretionary	526,086,024	—	—	—	526,086,024
Consumer Staples	132,417,188	—	—	—	132,417,188
Energy	142,167,363	—	—	—	142,167,363
Financials	688,394,289	—	—	—	688,394,289
Health Care	434,507,365	—	—	—	434,507,365
Industrials	725,591,062	—	—	—	725,591,062
Information Technology	543,536,070	—	—	—	543,536,070
12	Columbia Small Cap Index Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, May 31, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Materials	152,071,485	—	—	—	152,071,485
Real Estate	268,733,743	—	—	—	268,733,743
Utilities	82,531,767	—	—	—	82,531,767
Total Common Stocks	3,773,738,599	—	—	—	3,773,738,599
Exchange-Traded Funds	36,219,150	—	—	—	36,219,150
Rights
Industrials	—	—	328,046	—	328,046
Money Market Funds	—	—	—	48,593,492	48,593,492
Total Investments in Securities	3,809,957,749	—	328,046	48,593,492	3,858,879,287
Investments in Derivatives
Liability
Futures Contracts	(1,759,230)	—	—	—	(1,759,230)
Total	3,808,198,519	—	328,046	48,593,492	3,857,120,057
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain rights classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions related to the potential actions of the respective company’s restructuring. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement.
Columbia Small Cap Index Fund | Quarterly Report 2019	13

Portfolio of Investments
Columbia Small Cap Value Fund II, May 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 95.9%
Issuer	Shares	Value ($)
Communication Services 2.3%
Diversified Telecommunication Services 1.1%
Vonage Holdings Corp.(a)	1,165,000	13,793,600
Media 1.2%
Nexstar Media Group, Inc., Class A	150,814	15,104,022
Total Communication Services		28,897,622
Consumer Discretionary 9.7%
Auto Components 0.5%
Tower International, Inc.	342,990	5,978,316
Diversified Consumer Services 1.1%
Adtalem Global Education, Inc.(a)	315,428	13,866,215
Hotels, Restaurants & Leisure 2.2%
Brinker International, Inc.	275,999	10,369,282
Dine Brands Global, Inc.	182,357	17,218,148
Total		27,587,430
Household Durables 1.8%
KB Home	535,142	13,448,118
TopBuild Corp.(a)	118,187	9,368,684
Total		22,816,802
Specialty Retail 4.1%
Aaron’s, Inc.	295,714	15,749,728
American Eagle Outfitters, Inc.	487,927	8,489,930
Children’s Place, Inc. (The)	142,000	13,157,720
Genesco, Inc.(a)	204,042	9,177,809
Sally Beauty Holdings, Inc.(a)	300,642	4,563,745
Total		51,138,932
Total Consumer Discretionary		121,387,695
Consumer Staples 2.4%
Food & Staples Retailing 1.2%
BJ’s Wholesale Club Holdings, Inc.(a)	616,069	15,389,404
Food Products 1.2%
TreeHouse Foods, Inc.(a)	280,000	14,596,400
Total Consumer Staples		29,985,804
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 4.2%
Energy Equipment & Services 0.5%
Patterson-UTI Energy, Inc.	606,212	6,444,033
Oil, Gas & Consumable Fuels 3.7%
Arch Coal, Inc.	167,571	14,771,384
Callon Petroleum Co.(a)	1,163,138	7,269,613
Delek U.S. Holdings, Inc.	304,400	9,317,684
Oasis Petroleum, Inc.(a)	980,782	5,100,066
SM Energy Co.	330,213	3,840,377
Southwestern Energy Co.(a)	1,577,137	5,661,922
Total		45,961,046
Total Energy		52,405,079
Financials 28.5%
Banks 15.8%
Ameris Bancorp	364,713	12,870,722
Atlantic Union Bankshares Corp.	586,498	18,943,885
Cathay General Bancorp	438,641	14,755,883
Chemical Financial Corp.	231,642	8,769,966
Community Bank System, Inc.	340,070	21,019,727
Hancock Whitney Corp.	369,642	14,039,003
Heritage Commerce Corp.	637,755	7,595,662
Heritage Financial Corp.	389,356	10,940,904
Independent Bank Corp.	269,099	18,662,016
Pacific Premier Bancorp, Inc.	453,427	12,831,984
Renasant Corp.	482,998	16,325,332
Sandy Spring Bancorp, Inc.	473,141	15,211,483
TCF Financial Corp.	556,927	10,615,029
UMB Financial Corp.	244,457	15,092,775
Total		197,674,371
Capital Markets 2.2%
Houlihan Lokey, Inc.	335,142	15,151,770
Moelis & Co., ADR, Class A	177,428	5,638,662
Virtu Financial, Inc. Class A	295,714	6,807,336
Total		27,597,768
Consumer Finance 0.8%
SLM Corp.	1,064,567	10,124,032
Columbia Small Cap Value Fund II | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund II, May 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 4.2%
American Equity Investment Life Holding Co.	349,928	9,906,462
AMERISAFE, Inc.	231,642	13,798,914
Argo Group International Holdings Ltd.	256,285	18,065,529
MBIA, Inc.(a)	1,165,886	10,341,409
Total		52,112,314
Mortgage Real Estate Investment Trusts (REITS) 1.2%
Blackstone Mortgage Trust, Inc.	295,714	10,426,876
Invesco Mortgage Capital, Inc.	295,714	4,551,038
Total		14,977,914
Thrifts & Mortgage Finance 4.3%
Axos Financial, Inc.(a)	404,142	11,037,118
MGIC Investment Corp.(a)	1,409,566	19,099,620
OceanFirst Financial Corp.	363,432	8,656,950
WSFS Financial Corp.	389,356	15,453,540
Total		54,247,228
Total Financials		356,733,627
Health Care 3.4%
Biotechnology 0.6%
Alder Biopharmaceuticals, Inc.(a)	355,448	3,845,947
Immunomedics, Inc.(a)	295,000	3,855,650
Total		7,701,597
Health Care Equipment & Supplies 0.8%
Merit Medical Systems, Inc.(a)	199,113	10,280,204
Health Care Providers & Services 1.1%
LHC Group, Inc.(a)	122,343	13,859,015
Pharmaceuticals 0.9%
Horizon Therapeutics PLC(a)	455,000	10,842,650
Total Health Care		42,683,466
Industrials 13.3%
Airlines 1.6%
Skywest, Inc.	266,142	15,627,858
Spirit Airlines, Inc.(a)	100,543	4,633,022
Total		20,260,880
Building Products 1.4%
Armstrong World Industries, Inc.	199,114	17,661,412
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction & Engineering 2.0%
Granite Construction, Inc.	280,928	11,290,496
MasTec, Inc.(a)	305,000	14,179,450
Total		25,469,946
Electrical Equipment 1.0%
Sunrun, Inc.(a)	815,000	12,762,900
Machinery 1.9%
Evoqua Water Technologies Corp.(a)	645,000	7,591,650
Kennametal, Inc.	245,000	7,533,750
Navistar International Corp.(a)	285,000	8,866,350
Total		23,991,750
Professional Services 2.9%
ICF International, Inc.	192,214	14,010,479
Kforce, Inc.	337,113	11,714,677
Korn/Ferry International	246,428	10,616,118
Total		36,341,274
Road & Rail 1.1%
Covenant Transportation Group, Inc., Class A(a)	445,541	6,692,026
Hertz Global Holdings, Inc.(a)	445,902	6,273,841
Total		12,965,867
Trading Companies & Distributors 1.4%
NOW, Inc.(a)	650,569	8,476,914
Triton International Ltd.	283,491	8,377,159
Total		16,854,073
Total Industrials		166,308,102
Information Technology 10.9%
Communications Equipment 2.5%
Ciena Corp.(a)	330,213	11,537,642
Lumentum Holdings, Inc.(a)	194,087	7,854,701
Viavi Solutions, Inc.(a)	925,977	11,158,023
Total		30,550,366
Electronic Equipment, Instruments & Components 1.1%
SYNNEX Corp.	162,643	14,102,774
IT Services 1.8%
KBR, Inc.	492,856	10,951,260
Science Applications International Corp.	152,786	11,724,798
Total		22,676,058

2	Columbia Small Cap Value Fund II | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund II, May 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 3.3%
Cohu, Inc.	460,000	6,693,000
Cree, Inc.(a)	260,000	14,336,400
Entegris, Inc.	345,000	11,847,300
Kulicke & Soffa Industries, Inc.	455,000	8,822,450
Total		41,699,150
Software 1.5%
Avaya Holdings Corp.(a)	525,000	6,604,500
Verint Systems, Inc.(a)	221,785	12,586,299
Total		19,190,799
Technology Hardware, Storage & Peripherals 0.7%
Electronics for Imaging, Inc.(a)	222,475	8,153,709
Total Information Technology		136,372,856
Materials 4.3%
Chemicals 0.9%
Livent Corp.(a)	438,094	2,768,754
Orion Engineered Carbons SA	515,000	9,053,700
Total		11,822,454
Metals & Mining 3.4%
Allegheny Technologies, Inc.(a)	374,570	8,019,544
Carpenter Technology Corp.	256,285	10,394,919
Cleveland-Cliffs, Inc.	1,159,294	10,085,858
Materion Corp.	234,242	14,159,929
Total		42,660,250
Total Materials		54,482,704
Real Estate 9.8%
Equity Real Estate Investment Trusts (REITS) 9.8%
American Assets Trust, Inc.	335,142	15,212,095
Brandywine Realty Trust	551,998	8,340,690
Chesapeake Lodging Trust	556,927	16,022,790
CoreCivic, Inc.	370,000	8,103,000
Common Stocks (continued)
Issuer	Shares	Value ($)
First Industrial Realty Trust, Inc.	561,855	19,501,987
Hudson Pacific Properties, Inc.	305,571	10,209,127
Mack-Cali Realty Corp.	586,498	13,325,235
PS Business Parks, Inc.	116,314	18,717,249
Sunstone Hotel Investors, Inc.	980,782	13,162,094
Total		122,594,267
Total Real Estate		122,594,267
Utilities 7.1%
Electric Utilities 2.2%
PNM Resources, Inc.	250,962	11,822,820
Portland General Electric Co.	300,642	15,891,936
Total		27,714,756
Gas Utilities 4.9%
New Jersey Resources Corp.	409,070	19,410,371
ONE Gas, Inc.	195,171	17,089,173
South Jersey Industries, Inc.	421,884	13,310,440
Southwest Gas Holdings, Inc.	141,943	12,085,027
Total		61,895,011
Total Utilities		89,609,767
Total Common Stocks (Cost $989,626,465)		1,201,460,989

Money Market Funds 4.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.497%(b),(c)	51,556,646	51,551,490
Total Money Market Funds (Cost $51,551,490)		51,551,490
Total Investments in Securities (Cost: $1,041,177,955)		1,253,012,479
Other Assets & Liabilities, Net		123,338
Net Assets		1,253,135,817

Columbia Small Cap Value Fund II | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund II, May 31, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.497%
	15,754,613	82,501,117	(46,699,084)	51,556,646	(81)	—	244,488	51,551,490
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
4	Columbia Small Cap Value Fund II | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund II, May 31, 2019 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	28,897,622	—	—	—	28,897,622
Consumer Discretionary	121,387,695	—	—	—	121,387,695
Consumer Staples	29,985,804	—	—	—	29,985,804
Energy	52,405,079	—	—	—	52,405,079
Financials	356,733,627	—	—	—	356,733,627
Health Care	42,683,466	—	—	—	42,683,466
Industrials	166,308,102	—	—	—	166,308,102
Information Technology	136,372,856	—	—	—	136,372,856
Materials	54,482,704	—	—	—	54,482,704
Real Estate	122,594,267	—	—	—	122,594,267
Utilities	89,609,767	—	—	—	89,609,767
Total Common Stocks	1,201,460,989	—	—	—	1,201,460,989
Money Market Funds	—	—	—	51,551,490	51,551,490
Total Investments in Securities	1,201,460,989	—	—	51,551,490	1,253,012,479
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
Columbia Small Cap Value Fund II | Quarterly Report 2019	5

Portfolio of Investments
Columbia Overseas Value Fund, May 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.4%
Issuer	Shares	Value ($)
Argentina 0.2%
Banco Macro SA, ADR	79,689	3,974,887
Australia 2.9%
Ansell Ltd.	1,489,912	25,973,905
BHP Billiton Ltd., ADR	261,956	13,598,136
National Australia Bank Ltd.	537,161	9,854,540
Total		49,426,581
Brazil 0.3%
Pagseguro Digital Ltd., Class A(a),(b)	176,347	5,646,631
Canada 4.7%
Alimentation Couche-Tard, Inc., Class B	290,409	17,822,896
Cott Corp.	2,361,071	30,741,145
Stars Group, Inc. (The)(a)	1,063,415	17,616,056
Yamana Gold, Inc.	7,223,740	14,375,243
Total		80,555,340
China 0.7%
BeiGene Ltd., ADR(a)	18,465	2,177,577
Tencent Holdings Ltd.	233,100	9,719,724
Total		11,897,301
Finland 1.2%
UPM-Kymmene OYJ	838,505	20,977,238
France 10.6%
AXA SA	1,707,383	42,036,525
BNP Paribas SA	365,627	16,766,164
Capgemini SE	183,618	20,527,386
DBV Technologies SA, ADR(a)	95,774	863,882
Eiffage SA	118,116	11,291,406
Sanofi	487,069	39,334,387
Total SA	951,965	49,357,135
Total		180,176,885
Germany 5.9%
Allianz SE, Registered Shares	76,996	17,049,264
Aroundtown SA	601,942	5,107,125
Bayer AG, Registered Shares	228,567	13,516,034
Covestro AG	415,951	18,176,147
Duerr AG	314,544	10,623,511
Common Stocks (continued)
Issuer	Shares	Value ($)
E.ON SE	2,031,581	21,241,066
KION Group AG	264,883	14,406,587
Total		100,119,734
Hong Kong 2.5%
Link REIT (The)	1,236,500	14,795,937
WH Group Ltd.	30,688,500	27,623,737
Total		42,419,674
Ireland 0.2%
Amarin Corp. PLC, ADR(a)	155,131	2,750,473
Israel 2.1%
Bank Hapoalim BM	3,953,601	28,471,410
Bezeq Israeli Telecommunication Corp., Ltd.	12,457,555	7,727,272
Total		36,198,682
Italy 1.0%
Esprinet SpA	1,155,413	3,743,232
Recordati SpA	309,508	12,785,135
Total		16,528,367
Japan 22.0%
Amano Corp.	443,700	11,448,097
BayCurrent Consulting, Inc.	415,700	13,826,595
CYBERDYNE, Inc.(a)	118,600	625,435
Dai-ichi Life Holdings, Inc.	1,034,700	14,861,448
Invincible Investment Corp.	38,124	20,288,523
ITOCHU Corp.	1,768,400	32,464,900
Katitas Co., Ltd.	156,400	5,571,782
Kinden Corp.	1,020,500	15,668,394
Koito Manufacturing Co., Ltd.	157,900	7,277,700
Matsumotokiyoshi Holdings Co., Ltd.	728,500	21,397,454
Nihon M&A Center, Inc.	842,400	20,770,409
Nippon Telegraph & Telephone Corp.	845,000	37,806,258
ORIX Corp.	2,154,600	30,377,138
Ship Healthcare Holdings, Inc.	294,100	12,462,122
Sony Corp.	434,800	20,837,241
Starts Corp., Inc.	255,700	5,996,876
Sumitomo Mitsui Financial Group, Inc.	780,700	27,052,741
Suzuki Motor Corp.	133,700	6,326,610
Columbia Overseas Value Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Overseas Value Fund, May 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Takeda Pharmaceutical Co., Ltd.	1,252,077	42,573,558
Takuma Co., Ltd.	883,545	11,490,866
Toyota Motor Corp.	269,700	15,841,793
Total		374,965,940
Netherlands 8.1%
ABN AMRO Group NV	1,374,158	29,031,687
ASR Nederland NV	796,869	30,192,881
ING Groep NV	2,937,478	31,728,556
Koninklijke Ahold Delhaize NV	928,133	20,816,864
Signify NV	993,239	26,585,941
Total		138,355,929
Norway 0.8%
BW LPG Ltd.(a)	2,512,075	10,543,914
Kongsberg Automotive ASA(a)	3,221,822	2,279,021
Total		12,822,935
Pakistan 0.5%
DG Khan Cement Co., Ltd.	9,237,000	3,762,887
Lucky Cement Ltd.	1,810,950	5,190,186
Total		8,953,073
Portugal 0.0%
Banco Espirito Santo SA, Registered Shares(a),(c),(d)	3,582,817	4
Russian Federation 0.6%
Sberbank of Russia PJSC, ADR	736,398	10,612,053
Singapore 1.3%
DBS Group Holdings Ltd.	1,263,000	22,355,722
South Korea 1.3%
GS Home Shopping, Inc.	20,951	2,920,368
Hyundai Home Shopping Network Corp.	101,421	7,783,927
Youngone Corp.	361,273	11,709,747
Total		22,414,042
Spain 4.3%
ACS Actividades de Construccion y Servicios SA	525,003	21,563,630
Banco Santander SA	1,766,185	7,742,896
Endesa SA	1,297,365	32,319,268
Tecnicas Reunidas SA	420,421	10,538,491
Total		72,164,285
Common Stocks (continued)
Issuer	Shares	Value ($)
Sweden 1.7%
Granges AB	820,109	7,703,279
Hemfosa Fastigheter AB	2,320,710	21,400,930
Total		29,104,209
Switzerland 0.8%
Autoneum Holding AG	30,329	3,787,270
Novartis AG, Registered Shares	108,110	9,290,752
Total		13,078,022
United Kingdom 22.0%
Barclays Bank PLC	7,387,863	13,923,012
BP PLC	6,264,784	42,448,721
British American Tobacco PLC	1,124,387	39,056,533
BT Group PLC	8,202,392	20,002,497
Crest Nicholson Holdings PLC	1,346,923	6,235,539
DCC PLC	339,380	28,466,473
Greene King PLC	2,805,782	22,649,830
GW Pharmaceuticals PLC, ADR(a)	14,743	2,554,077
HSBC Holdings PLC	2,769,018	22,571,290
Inchcape PLC	903,806	6,681,433
Intermediate Capital Group PLC	1,097,630	18,200,459
John Wood Group PLC	1,827,904	9,008,622
Just Group PLC(a)	22,903,441	13,839,593
Legal & General Group PLC	4,846,154	15,703,096
Royal Dutch Shell PLC, Class B	2,485,394	77,400,481
TP ICAP PLC	6,468,015	22,418,147
WPP PLC	1,051,697	12,495,333
Total		373,655,136
United States 2.7%
ACADIA Pharmaceuticals, Inc.(a)	93,712	2,248,151
Aerie Pharmaceuticals, Inc.(a)	65,364	2,380,557
Alexion Pharmaceuticals, Inc.(a)	24,201	2,751,170
Insmed, Inc.(a)	87,173	2,110,458
Liberty Global PLC, Class C(a)	872,725	21,154,854
Puma Biotechnology, Inc.(a),(b)	41,159	608,742
Quotient Ltd.(a)	754,981	7,300,666
Sage Therapeutics, Inc.(a)	15,480	2,660,547

2	Columbia Overseas Value Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Overseas Value Fund, May 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Teekay Tankers Ltd., Class A(a)	4,295,389	4,810,836
Total		46,025,981
Total Common Stocks (Cost $1,834,032,931)		1,675,179,124

Exchange-Traded Funds 0.6%
	Shares	Value ($)
United States 0.6%
iShares MSCI EAFE ETF	164,565	10,433,421
Total Exchange-Traded Funds (Cost $10,312,842)		10,433,421

Options Purchased Calls 0.0%
Value ($)
(Cost $344,863)	522,690
Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.497%(e),(f)	8,251,848	8,251,023
Total Money Market Funds (Cost $8,251,023)		8,251,023
Total Investments in Securities (Cost $1,852,941,659)		1,694,386,258
Other Assets & Liabilities, Net		8,247,523
Net Assets		$1,702,633,781

At May 31, 2019, securities and/or cash totaling $6,252,995 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
38,709,000 CAD	28,807,847 USD	Goldman Sachs	06/13/2019	161,649	—
11,098,000 GBP	14,361,533 USD	Goldman Sachs	06/13/2019	324,100	—
97,386,000 ILS	26,931,969 USD	Goldman Sachs	06/13/2019	51,278	—
3,007,925,000 JPY	26,909,764 USD	Goldman Sachs	06/13/2019	—	(868,625)
22,845,498,000 KRW	19,818,259 USD	Goldman Sachs	06/13/2019	617,418	—
6,991,877 USD	10,151,000 AUD	Goldman Sachs	06/13/2019	51,883	—
82,705,673 USD	117,787,000 AUD	Goldman Sachs	06/13/2019	—	(973,494)
10,782,377 USD	10,950,000 CHF	Goldman Sachs	06/13/2019	163,812	—
5,181,789 USD	4,649,000 EUR	Goldman Sachs	06/13/2019	15,956	—
16,157,933 USD	14,422,000 EUR	Goldman Sachs	06/13/2019	—	(33,630)
12,570,915 USD	118,034,000 SEK	Goldman Sachs	06/13/2019	—	(119,569)
Total				1,386,096	(1,995,318)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
CBOE Volatility Index	Deutsche Bank	USD	3,438,750	1,834	16.00	06/19/2019	344,863	522,690

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Pagseguro Digital Ltd.	Deutsche Bank	USD	(5,645,126)	(1,763)	35.00	6/21/2019	(40,480)	(83,742)
Puma Biotechnology, Inc.	Deutsche Bank	USD	(607,869)	(411)	20.00	6/21/2019	(16,045)	(3,083)
Total							(56,525)	(86,825)
Columbia Overseas Value Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Overseas Value Fund, May 31, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2019, the total value of these securities amounted to $4, which represents less than 0.01% of total net assets.
(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at May 31, 2019.
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.497%
	9,754,825	97,429,337	(98,932,314)	8,251,848	58	—	67,351	8,251,023
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
ILS	New Israeli Sheqel
JPY	Japanese Yen
KRW	South Korean Won
SEK	Swedish Krona
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
4	Columbia Overseas Value Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Overseas Value Fund, May 31, 2019 (Unaudited)
Fair value measurements  (continued)
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Argentina	3,974,887	—	—	—	3,974,887
Australia	13,598,136	35,828,445	—	—	49,426,581
Brazil	5,646,631	—	—	—	5,646,631
Canada	80,555,340	—	—	—	80,555,340
China	2,177,577	9,719,724	—	—	11,897,301
Finland	—	20,977,238	—	—	20,977,238
France	863,882	179,313,003	—	—	180,176,885
Germany	—	100,119,734	—	—	100,119,734
Hong Kong	—	42,419,674	—	—	42,419,674
Ireland	2,750,473	—	—	—	2,750,473
Israel	—	36,198,682	—	—	36,198,682
Italy	—	16,528,367	—	—	16,528,367
Japan	—	374,965,940	—	—	374,965,940
Netherlands	—	138,355,929	—	—	138,355,929
Norway	—	12,822,935	—	—	12,822,935
Pakistan	—	8,953,073	—	—	8,953,073
Portugal	—	—	4	—	4
Russian Federation	—	10,612,053	—	—	10,612,053
Singapore	—	22,355,722	—	—	22,355,722
South Korea	—	22,414,042	—	—	22,414,042
Spain	—	72,164,285	—	—	72,164,285
Columbia Overseas Value Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Overseas Value Fund, May 31, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Sweden	—	29,104,209	—	—	29,104,209
Switzerland	—	13,078,022	—	—	13,078,022
United Kingdom	2,554,077	371,101,059	—	—	373,655,136
United States	46,025,981	—	—	—	46,025,981
Total Common Stocks	158,146,984	1,517,032,136	4	—	1,675,179,124
Exchange-Traded Funds	10,433,421	—	—	—	10,433,421
Options Purchased Calls	522,690	—	—	—	522,690
Money Market Funds	—	—	—	8,251,023	8,251,023
Total Investments in Securities	169,103,095	1,517,032,136	4	8,251,023	1,694,386,258
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	1,386,096	—	—	1,386,096
Liability
Forward Foreign Currency Exchange Contracts	—	(1,995,318)	—	—	(1,995,318)
Options Contracts Written	(86,825)	—	—	—	(86,825)
Total	169,016,270	1,516,422,914	4	8,251,023	1,693,690,211
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Forward foreign currency exchange contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.
6	Columbia Overseas Value Fund | Quarterly Report 2019

Portfolio of Investments
Columbia Select International Equity Fund, May 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 93.8%
Issuer	Shares	Value ($)
Australia 2.6%
CSL Ltd.	46,091	6,548,757
Canada 2.8%
Suncor Energy, Inc.	233,497	7,195,287
China 1.3%
China Milk Products Group Ltd.(a),(b),(c)	7,426,000	5
Tencent Holdings Ltd.	78,200	3,260,757
Total		3,260,762
Denmark 1.0%
Ørsted A/S	33,201	2,646,266
France 7.8%
Airbus Group SE	26,239	3,359,461
EssilorLuxottica SA	37,185	4,261,979
L’Oreal SA	22,180	5,950,453
Total SA	116,909	6,061,455
Total		19,633,348
Germany 4.8%
Adidas AG	14,258	4,070,344
Deutsche Telekom AG, Registered Shares	365,030	6,145,632
Knorr-Bremse AG(b)	17,983	1,979,841
Total		12,195,817
Hong Kong 3.3%
AIA Group Ltd.	895,800	8,415,332
India 1.1%
HDFC Bank Ltd.	78,000	2,720,753
Indonesia 1.6%
PT Bank Rakyat Indonesia Persero Tbk	13,851,700	3,991,274
Ireland 4.7%
Bank of Ireland Group PLC	374,079	1,999,575
CRH PLC	250,410	7,851,855
Ryanair Holdings PLC, ADR(b)	30,778	2,007,341
Total		11,858,771
Common Stocks (continued)
Issuer	Shares	Value ($)
Japan 26.1%
Bridgestone Corp.	60,000	2,231,561
Capcom Co., Ltd.	145,700	2,978,690
Daikin Industries Ltd.	34,200	4,136,156
Hoya Corp.	70,900	4,907,620
Keyence Corp.	8,600	4,831,936
Koito Manufacturing Co., Ltd.	69,700	3,212,512
Kubota Corp.	292,800	4,451,804
Mitsubishi UFJ Financial Group, Inc.	1,323,200	6,077,229
Nidec Corp.	25,900	3,210,836
Nihon M&A Center, Inc.	182,400	4,497,297
Nintendo Co., Ltd.	11,300	3,988,877
Pigeon Corp.	106,800	4,030,817
Rohm Co., Ltd.	49,800	3,052,761
SCSK Corp.	82,000	3,952,396
Shimano, Inc.	25,400	3,877,451
Terumo Corp.	156,800	4,432,391
Yaskawa Electric Corp.	76,400	2,187,418
Total		66,057,752
Jersey 1.4%
Ferguson PLC	53,217	3,439,599
Malta 0.0%
BGP Holdings PLC(a),(b),(c)	2,232,232	2
Netherlands 3.7%
ASML Holding NV	24,571	4,625,598
ING Groep NV	447,659	4,835,295
Total		9,460,893
Singapore 1.4%
DBS Group Holdings Ltd.	194,100	3,435,666
Spain 1.9%
Industria de Diseno Textil SA	182,122	4,863,536
Sweden 1.6%
Epiroc AB, Class A	173,189	1,610,671
Hexagon AB, Class B	49,917	2,315,432
Total		3,926,103
Columbia Select International Equity Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Select International Equity Fund, May 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Switzerland 7.0%
Roche Holding AG, Genusschein Shares	38,209	10,035,675
Sika AG	37,421	5,548,560
UBS AG(b)	192,997	2,220,982
Total		17,805,217
United Kingdom 19.7%
3i Group PLC	247,747	3,288,849
DCC PLC	31,689	2,658,006
HSBC Holdings PLC	804,701	6,559,416
Legal & General Group PLC	1,705,927	5,527,751
Prudential PLC	93,231	1,858,197
RELX PLC	456,058	10,592,545
Rio Tinto PLC	87,621	5,024,438
TechnipFMC PLC	266,182	5,577,123
Common Stocks (continued)
Issuer	Shares	Value ($)
Unilever PLC	145,000	8,845,838
Total		49,932,163
Total Common Stocks (Cost $210,537,288)		237,387,298

Money Market Funds 4.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.497%(d),(e)	12,090,952	12,089,743
Total Money Market Funds (Cost $12,089,743)		12,089,743
Total Investments in Securities (Cost $222,627,031)		249,477,041
Other Assets & Liabilities, Net		3,527,203
Net Assets		$253,004,244

Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2019, the total value of these securities amounted to $7, which represents less than 0.01% of total net assets.
(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)	The rate shown is the seven-day current annualized yield at May 31, 2019.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.497%
	1,697,978	32,108,003	(21,715,029)	12,090,952	10	—	31,394	12,089,743
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
2	Columbia Select International Equity Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Select International Equity Fund, May 31, 2019 (Unaudited)
Fair value measurements  (continued)
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	6,548,757	—	—	6,548,757
Canada	7,195,287	—	—	—	7,195,287
China	—	3,260,757	5	—	3,260,762
Denmark	—	2,646,266	—	—	2,646,266
France	—	19,633,348	—	—	19,633,348
Germany	—	12,195,817	—	—	12,195,817
Hong Kong	—	8,415,332	—	—	8,415,332
India	—	2,720,753	—	—	2,720,753
Indonesia	—	3,991,274	—	—	3,991,274
Ireland	2,007,341	9,851,430	—	—	11,858,771
Japan	—	66,057,752	—	—	66,057,752
Jersey	—	3,439,599	—	—	3,439,599
Columbia Select International Equity Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Select International Equity Fund, May 31, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Malta	—	—	2	—	2
Netherlands	—	9,460,893	—	—	9,460,893
Singapore	—	3,435,666	—	—	3,435,666
Spain	—	4,863,536	—	—	4,863,536
Sweden	—	3,926,103	—	—	3,926,103
Switzerland	—	17,805,217	—	—	17,805,217
United Kingdom	—	49,932,163	—	—	49,932,163
Total Common Stocks	9,202,628	228,184,663	7	—	237,387,298
Money Market Funds	—	—	—	12,089,743	12,089,743
Total Investments in Securities	9,202,628	228,184,663	7	12,089,743	249,477,041
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement.
4	Columbia Select International Equity Fund | Quarterly Report 2019

Portfolio of Investments
Columbia Select Global Growth Fund, May 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 92.7%
Issuer	Shares	Value ($)
Belgium 1.1%
Galapagos NV(a)	6,389	726,793
Brazil 3.3%
Pagseguro Digital Ltd., Class A(a)	63,975	2,048,480
China 11.0%
Alibaba Group Holding Ltd., ADR(a)	15,053	2,246,811
New Oriental Education & Technology Group, Inc., ADR(a)	20,776	1,779,465
Tencent Holdings Ltd.	37,500	1,563,662
Wuxi Biologics Cayman, Inc.(a)	134,500	1,272,575
Total		6,862,513
Denmark 1.6%
Novo Nordisk A/S, Class B	21,003	988,366
India 2.9%
HDFC Bank Ltd., ADR	14,840	1,842,534
Ireland 2.3%
Ryanair Holdings PLC, ADR(a)	21,809	1,422,383
Japan 4.7%
Keyence Corp.	3,000	1,685,559
ZOZO, Inc.	73,900	1,263,232
Total		2,948,791
Netherlands 0.8%
Core Laboratories NV	10,147	483,403
Russian Federation 2.8%
Yandex NV, Class A(a)	48,495	1,741,940
Switzerland 3.0%
Lonza Group AG, Registered Shares(a)	6,106	1,871,968
United Kingdom 2.3%
Ashtead Group PLC	61,685	1,448,084
United States 56.9%
Activision Blizzard, Inc.	32,827	1,423,707
Adobe, Inc.(a)	7,646	2,071,301
Alexion Pharmaceuticals, Inc.(a)	7,218	820,542
Common Stocks (continued)
Issuer	Shares	Value ($)
Amazon.com, Inc.(a)	1,599	2,838,337
Bio-Rad Laboratories, Inc., Class A(a)	4,840	1,388,741
Booking Holdings, Inc.(a)	1,233	2,042,119
Burford Capital Ltd.	78,761	1,649,476
Charles Schwab Corp. (The)	23,300	969,513
Edwards Lifesciences Corp.(a)	6,133	1,046,903
Exact Sciences Corp.(a)	13,780	1,428,021
Facebook, Inc., Class A(a)	13,337	2,366,917
Illumina, Inc.(a)	3,550	1,089,531
MACOM Technology Solutions Holdings, Inc.(a)	72,633	1,027,757
MSCI, Inc.	4,658	1,024,807
Nike, Inc., Class B	20,020	1,544,343
NVIDIA Corp.	3,407	461,512
PayPal Holdings, Inc.(a)	16,112	1,768,292
Pioneer Natural Resources Co.	5,684	806,901
Salesforce.com, Inc.(a)	13,720	2,077,345
Sarepta Therapeutics, Inc.(a)	6,959	792,282
ServiceNow, Inc.(a)	7,934	2,078,153
Splunk, Inc.(a)	12,663	1,443,455
Square, Inc., Class A(a)	24,845	1,539,148
Visa, Inc., Class A	11,742	1,894,337
Total		35,593,440
Total Common Stocks (Cost $44,929,313)		57,978,695

Money Market Funds 7.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.497%(b),(c)	4,403,029	4,402,589
Total Money Market Funds (Cost $4,402,589)		4,402,589
Total Investments in Securities (Cost $49,331,902)		62,381,284
Other Assets & Liabilities, Net		177,920
Net Assets		$62,559,204
Columbia Select Global Growth Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Select Global Growth Fund, May 31, 2019 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
384,000 GBP	496,849 USD	Morgan Stanley	06/13/2019	11,143	—
24,375,000 INR	345,011 USD	Morgan Stanley	06/13/2019	—	(4,564)
1,171,894 USD	1,669,000 AUD	Morgan Stanley	06/13/2019	—	(13,778)
1,383,886 USD	1,864,000 CAD	Morgan Stanley	06/13/2019	—	(4,452)
2,685,359 USD	2,397,000 EUR	Morgan Stanley	06/13/2019	—	(5,429)
1,034,128 USD	1,194,697,000 KRW	Morgan Stanley	06/13/2019	—	(30,027)
344,203 USD	3,233,000 SEK	Morgan Stanley	06/13/2019	—	(3,155)
344,640 USD	469,000 SGD	Morgan Stanley	06/13/2019	—	(3,183)
896,512 USD	27,667,000 TWD	Morgan Stanley	06/13/2019	—	(20,784)
Total				11,143	(85,372)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.497%
	3,451,325	7,113,519	(6,161,815)	4,403,029	(29)	—	8,127	4,402,589
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
INR	Indian Rupee
KRW	South Korean Won
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
2	Columbia Select Global Growth Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Select Global Growth Fund, May 31, 2019 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Belgium	—	726,793	—	—	726,793
Brazil	2,048,480	—	—	—	2,048,480
China	4,026,276	2,836,237	—	—	6,862,513
Denmark	—	988,366	—	—	988,366
India	1,842,534	—	—	—	1,842,534
Ireland	1,422,383	—	—	—	1,422,383
Japan	—	2,948,791	—	—	2,948,791
Netherlands	483,403	—	—	—	483,403
Columbia Select Global Growth Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Select Global Growth Fund, May 31, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Russian Federation	1,741,940	—	—	—	1,741,940
Switzerland	—	1,871,968	—	—	1,871,968
United Kingdom	—	1,448,084	—	—	1,448,084
United States	33,943,964	1,649,476	—	—	35,593,440
Total Common Stocks	45,508,980	12,469,715	—	—	57,978,695
Money Market Funds	—	—	—	4,402,589	4,402,589
Total Investments in Securities	45,508,980	12,469,715	—	4,402,589	62,381,284
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	11,143	—	—	11,143
Liability
Forward Foreign Currency Exchange Contracts	—	(85,372)	—	—	(85,372)
Total	45,508,980	12,395,486	—	4,402,589	62,307,055
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
4	Columbia Select Global Growth Fund | Quarterly Report 2019